Quarterly Holdings Report
for
Fidelity® Small Cap Index Fund
July 31, 2025
SSP-NPRT1-0925
1.883104.113
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)(c)	146,603	1,602,371
Materials - 0.0%
Metals & Mining - 0.0%
MAC Copper Ltd Class A (b)	714,742	8,598,346
TOTAL AUSTRALIA		10,200,717
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	324,843	1,224,658
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	953,335	21,087,770
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd	1,599,613	17,195,840
BELGIUM - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Titan America SA (c)	244,708	3,511,560
BERMUDA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	522,504	3,762,029
Financials - 0.1%
Banks - 0.1%
Bank of Nt Butterfield & Son Ltd/The (United States)	439,256	19,990,541
Insurance - 0.0%
Hamilton Insurance Group Ltd Class B (b)	452,420	9,722,506
Kestrel Group Ltd (c)	17,758	482,662
		10,205,168
TOTAL FINANCIALS		30,195,709

Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	289,992	1,977,745
TOTAL BERMUDA		35,935,483
BRAZIL - 0.2%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VTEX Class A (b)(c)	581,041	3,468,815
Financials - 0.2%
Financial Services - 0.2%
Pagseguro Digital Ltd Class A	1,788,971	14,007,643
StoneCo Ltd Class A (b)	2,439,109	31,171,813
		45,179,456
TOTAL BRAZIL		48,648,271
BRITISH VIRGIN ISLANDS - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Acuren Corp	1,040,876	11,543,315
CAMEROON - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd	1,004,048	41,326,616
CANADA - 1.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)(c)	961,453	5,605,271
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Encore Energy Corp (United States) (b)(c)	1,850,342	4,884,903
Kolibri Global Energy Inc (United States) (b)(c)	352,968	2,167,224
Teekay Tankers Ltd Class A	242,415	10,266,275
		17,318,402
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)(c)	181,068	2,531,331
Health Care - 0.1%
Biotechnology - 0.1%
Aurinia Pharmaceuticals Inc (b)	1,183,452	10,941,014
Bright Minds Biosciences Inc (United States) (b)	46,020	1,554,095
Fennec Pharmaceuticals Inc (United States) (b)(c)	233,626	1,911,061
TuHURA Biosciences Inc (b)(c)	258,927	642,139
Xenon Pharmaceuticals Inc (b)	763,852	23,328,040
		38,376,349
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States)	235,723	7,250,839
Information Technology - 0.4%
Software - 0.4%
D-Wave Quantum Inc (b)(c)	2,896,675	49,793,843
Hut 8 Corp (United States) (b)(c)	947,578	20,117,081
		69,910,924
Materials - 0.2%
Metals & Mining - 0.2%
Novagold Resources Inc (United States) (b)	2,505,967	13,005,969
Ssr Mining Inc (United States) (b)	2,046,923	24,460,730
US Goldmining Inc (b)	16,323	126,503
Vox Royalty Corp (United States)	408,355	1,294,485
		38,887,687
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	1,068,516	4,220,638
Utilities - 0.2%
Gas Utilities - 0.2%
Brookfield Infrastructure Corp (United States)	1,211,829	47,309,804
TOTAL CANADA		231,411,245
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	1,949,523	7,622,635
Software - 0.0%
Mercurity Fintech Holding Inc (b)	321,400	1,324,168
TOTAL CHINA		8,946,803
COSTA RICA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Logistic Properties Of The Americas (b)(c)	33,339	202,368
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	557,412	5,406,896
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	4,765,247	10,245,281
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	28,828	224,570
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	606,486	8,460,480
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	266,558	5,936,247
Financials - 0.0%
Financial Services - 0.0%
Triller Group Inc (b)(c)	1,040,679	561,030
TOTAL HONG KONG		6,497,277
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp (c)	354,357	3,855,404
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)(c)	389,215	2,673,907
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	150,809	8,341,246
TOTAL IRELAND		14,870,557
ISLE OF MAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lifezone Metals Ltd (b)(c)	277,328	1,223,016
ISRAEL - 0.1%
Communication Services - 0.0%
Media - 0.0%
Nexxen International Ltd (b)	379,952	3,905,906
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	645,931	3,042,335
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	77,551	1,445,551
TOTAL HEALTH CARE		4,487,886

Information Technology - 0.1%
Software - 0.1%
Sapiens International Corp NV	315,063	8,635,877
TOTAL ISRAEL		17,029,669
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Ermenegildo Zegna Holditalia Spa (c)	618,819	4,975,305
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	181,925	1,826,527
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)(c)	164,500	1,738,765
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd (c)	2,243,883	4,555,082
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	439,087	19,851,123
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Bulkers Holdings Ltd	82,533	742,797
Costamare Inc	447,520	4,515,477
Safe Bulkers Inc	576,060	2,263,916
		7,522,190
TOTAL MONACO		27,373,313
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)(c)	632,776	18,451,748
Oil, Gas & Consumable Fuels - 0.1%
FLEX LNG Ltd (United States) (c)	310,517	7,784,661
SFL Corp Ltd (c)	1,231,265	11,303,013
		19,087,674
TOTAL ENERGY		37,539,422

Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	1,117,134	1,329,389
Marine Transportation - 0.0%
Golden Ocean Group Ltd (c)	1,037,503	8,466,025
TOTAL INDUSTRIALS		9,795,414

TOTAL NORWAY		47,334,836
PANAMA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Banco Latinoamericano de Comercio Exterior SA Class E	293,789	11,739,808
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	91,818	647,316
Liberty Latin America Ltd Class C (b)	1,457,664	10,407,721
		11,055,037
Financials - 0.3%
Banks - 0.2%
First BanCorp/Puerto Rico	1,626,657	33,883,265
Ofg Bancorp	454,951	19,390,012
		53,273,277
Financial Services - 0.1%
EVERTEC Inc	644,118	23,284,866
TOTAL FINANCIALS		76,558,143

TOTAL PUERTO RICO		87,613,180
SINGAPORE - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	332,694	5,815,491
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(c)	4,154	55,747
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	525,522	17,216,101
TOTAL SINGAPORE		23,087,339
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	167,634	3,300,713
SWEDEN - 0.1%
Financials - 0.1%
Insurance - 0.1%
SiriusPoint Ltd (b)	1,029,156	20,181,749
SWITZERLAND - 0.3%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Garrett Motion Inc	1,275,297	16,629,873
Health Care - 0.2%
Biotechnology - 0.2%
ADC Therapeutics SA (b)(c)	725,610	2,009,940
CRISPR Therapeutics AG (b)(c)	832,054	46,811,358
		48,821,298
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG	339,732	3,499,239
TOTAL SWITZERLAND		68,950,410
THAILAND - 0.6%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	165,127	3,408,221
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Fabrinet (b)	363,371	117,634,094
TOTAL THAILAND		121,042,315
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genius Sports Ltd Class A (b)	2,227,616	25,060,680
Financials - 0.1%
Capital Markets - 0.1%
Marex Group PLC	318,732	12,296,681
Insurance - 0.0%
Fidelis Insurance Holdings Ltd	601,394	9,087,063
TOTAL FINANCIALS		21,383,744

Health Care - 0.1%
Pharmaceuticals - 0.1%
Indivior PLC (b)	1,219,687	24,637,677
Industrials - 0.1%
Machinery - 0.0%
Luxfer Holdings PLC	273,438	3,286,725
Professional Services - 0.1%
WNS Holdings Ltd (b)	407,043	30,442,746
TOTAL INDUSTRIALS		33,729,471

TOTAL UNITED KINGDOM		104,811,572
UNITED STATES - 95.7%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.4%
Anterix Inc (b)	130,996	2,909,421
Atn International Inc	103,047	1,767,255
Bandwidth Inc Class A (b)	269,335	3,746,450
Cogent Communications Holdings Inc	454,175	20,705,838
Globalstar Inc (b)	504,744	11,856,437
IDT Corp Class B	163,527	9,633,376
Lumen Technologies Inc (b)	9,589,677	42,674,063
Shenandoah Telecommunications Co	511,938	7,515,250
		100,808,090
Entertainment - 0.5%
AMC Entertainment Holdings Inc Class A (b)(c)	4,372,047	12,678,936
Atlanta Braves Holdings Inc Class A (b)(c)	17,537	825,992
Atlanta Braves Holdings Inc Class C (b)	515,587	22,974,557
Cinemark Holdings Inc (c)	1,071,181	28,782,634
CuriosityStream Inc Class A (c)	322,019	1,561,792
Eventbrite Inc Class A (b)	747,221	1,823,219
Gaia Inc Class A (b)	171,256	719,275
Golden Matrix Group Inc (b)(c)	163,490	242,783
IMAX Corp (b)	434,012	11,193,169
Lionsgate Studios Corp	1,928,426	11,416,282
Madison Square Garden Entertainment Corp Class A (b)	397,680	15,028,327
Marcus Corp/The	238,022	3,896,420
Playstudios Inc Class A (b)	890,111	1,023,628
Playtika Holding Corp	586,505	2,612,880
Reservoir Media Inc (b)(c)	199,158	1,581,315
Sphere Entertainment Co Class A (b)(c)	278,674	11,996,916
Starz Entertainment Corp	128,093	1,863,753
Vivid Seats Inc Class A (b)(c)	658,222	1,020,244
		131,242,122
Interactive Media & Services - 0.6%
Angi Inc Class A (b)	436,033	7,072,455
Arena Group Holdings Inc/The (b)	130,203	795,540
Bumble Inc Class A (b)	730,771	5,685,398
Cargurus Inc Class A (b)	826,061	27,111,323
Cars.com Inc (b)	584,993	7,528,860
EverQuote Inc Class A (b)	275,270	6,768,889
fuboTV Inc (b)(c)	3,355,234	13,353,831
Getty Images Holdings Inc Class A (b)(c)	1,102,493	1,951,413
MediaAlpha Inc Class A (b)	334,418	3,350,868
Nextdoor Holdings Inc Class A (b)	2,121,647	3,712,882
QuinStreet Inc (b)	546,563	8,969,099
Rumble Inc Class A (b)(c)	791,589	6,681,011
Shutterstock Inc	246,215	4,717,479
Teads Holding Co (b)(c)	359,138	908,619
Travelzoo (b)	64,482	644,175
TripAdvisor Inc Class A	1,169,591	20,456,147
TrueCar Inc (b)	788,031	1,442,097
Vimeo Inc Class A (b)	1,578,342	5,981,916
Yelp Inc Class A (b)	621,079	21,383,751
Ziff Davis Inc (b)	427,882	13,315,688
ZipRecruiter Inc Class A (b)	651,944	2,738,165
		164,569,606
Media - 0.8%
Advantage Solutions Inc Class A (b)(c)	944,837	1,294,427
Altice USA Inc Class A (b)(c)	2,625,595	6,826,547
AMC Networks Inc Class A (b)	321,749	1,927,277
Boston Omaha Corp (b)(c)	215,113	2,893,270
Cable One Inc (c)	52,328	6,696,937
EchoStar Corp Class A (b)(c)	1,363,666	44,441,875
Emerald Holding Inc (c)	138,792	689,795
Entravision Communications Corp Class A (c)	636,295	1,406,212
EW Scripps Co/The Class A (b)	632,353	1,890,735
Gannett Co Inc (b)	1,413,013	5,383,580
Gray Media Inc	892,208	4,023,858
Ibotta Inc Class A (b)(c)	131,731	4,788,422
iHeartMedia Inc Class A (b)(c)	1,189,555	2,224,468
Integral Ad Science Holding Corp (b)(c)	766,011	6,281,290
John Wiley & Sons Inc Class A	415,046	16,020,776
Magnite Inc (b)	1,407,278	32,381,467
National CineMedia Inc	650,606	3,129,415
Newsmax Inc Class B (c)	77,440	1,029,177
PubMatic Inc Class A (b)	419,777	5,041,522
Scholastic Corp	220,472	5,439,044
Sinclair Inc Class A (c)	390,135	5,641,352
Stagwell Inc Class A (b)(c)	1,159,545	6,644,193
TechTarget Inc (c)	266,701	1,930,915
TEGNA Inc	1,618,443	27,027,998
Thryv Holdings Inc (b)(c)	372,761	4,905,535
WideOpenWest Inc (b)	493,227	1,662,175
		201,622,262
Wireless Telecommunication Services - 0.2%
Gogo Inc (b)(c)	687,943	10,910,776
Spok Holdings Inc	212,540	3,897,983
Telephone and Data Systems Inc	986,390	38,508,666
		53,317,425
TOTAL COMMUNICATION SERVICES		651,559,505

Consumer Discretionary - 9.7%
Automobile Components - 1.3%
Adient PLC (b)	845,715	18,132,130
American Axle & Manufacturing Holdings Inc (b)(c)	1,156,827	5,147,880
Cooper-Standard Holdings Inc (b)	169,591	4,087,143
Dana Inc	1,330,288	21,178,185
Dorman Products Inc (b)	277,267	33,443,946
Fox Factory Holding Corp (b)	421,835	12,811,129
Gentherm Inc (b)	306,726	9,827,501
Goodyear Tire & Rubber Co/The (b)	2,626,729	27,002,774
Holley Inc Class A (b)	595,256	1,238,132
LCI Industries	248,632	23,620,040
Luminar Technologies Inc Class A (b)(c)	406,145	1,206,250
Modine Manufacturing Co (b)	526,917	70,901,952
Motorcar Parts of America Inc (b)	183,035	1,898,073
Patrick Industries Inc	326,366	31,735,830
Phinia Inc	396,389	20,096,922
Solid Power Inc (b)(c)	1,456,990	4,647,798
Standard Motor Products Inc	213,932	6,494,976
Strattec Security Corp (b)	38,861	2,466,119
Visteon Corp (b)	276,455	30,727,973
XPEL Inc (b)(d)	241,866	7,906,600
		334,571,353
Automobiles - 0.0%
Faraday Future Intelligent Electric Inc Class A (b)(c)	896,812	1,910,210
Livewire Group Inc (b)(c)	371,130	1,391,737
Winnebago Industries Inc	275,869	8,198,827
		11,500,774
Broadline Retail - 0.1%
Groupon Inc (b)(c)	251,310	7,750,400
Kohl's Corp (c)	1,106,975	11,999,610
Savers Value Village Inc (b)(c)	236,118	2,457,988
		22,207,998
Distributors - 0.0%
A-Mark Precious Metals Inc	192,600	4,098,528
Weyco Group Inc	62,793	1,826,020
		5,924,548
Diversified Consumer Services - 1.2%
Adtalem Global Education Inc (b)	369,988	42,278,529
American Public Education Inc (b)	174,465	5,150,207
Carriage Services Inc	141,223	6,343,737
Coursera Inc (b)	1,390,893	17,580,888
European Wax Center Inc Class A (b)	293,046	1,371,455
Frontdoor Inc (b)	747,608	43,735,068
Graham Holdings Co Class B	32,250	30,772,305
KinderCare Learning Cos Inc (b)	317,315	3,049,397
Laureate Education Inc (b)	1,291,419	29,186,069
Lincoln Educational Services Corp (b)	296,406	6,778,805
Matthews International Corp Class A	300,986	7,070,161
Mister Car Wash Inc (b)(c)	994,320	5,742,198
Nerdy Inc Class A (b)(c)	579,198	874,589
Perdoceo Education Corp	619,146	17,819,022
Strategic Education Inc	243,029	18,019,385
Stride Inc (b)	429,287	55,047,473
Udemy Inc (b)	973,891	7,411,311
Universal Technical Institute Inc (b)	450,251	14,507,087
Zspace Inc (b)(c)	21,815	61,736
		312,799,422
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment Inc Class A (b)	539,411	6,936,825
Bally's Corp (c)	73,680	683,750
Biglari Holdings Inc Class B (b)	6,715	2,070,369
BJ's Restaurants Inc (b)	214,965	7,616,210
Bloomin' Brands Inc (c)	849,032	7,734,682
Brightstar Lottery PLC	1,130,602	16,778,134
Brinker International Inc (b)	444,884	70,113,719
Cheesecake Factory Inc/The	464,403	29,679,996
Cracker Barrel Old Country Store Inc	223,581	13,862,022
Dave & Buster's Entertainment Inc (b)(c)	273,306	7,991,467
Denny's Corp (b)(c)	504,950	1,878,414
Dine Brands Global Inc	156,124	3,529,964
El Pollo Loco Holdings Inc (b)	264,113	2,720,364
Empire Resorts Inc (b)(c)(e)	17,230	0
First Watch Restaurant Group Inc (b)	410,036	7,089,522
Global Business Travel Group I Class A (b)(c)	945,780	6,081,365
Golden Entertainment Inc	197,075	5,541,749
Hilton Grand Vacations Inc (b)	614,738	27,552,557
Inspired Entertainment Inc (b)	249,563	2,248,563
Jack in the Box Inc (c)	190,168	3,746,310
Krispy Kreme Inc (c)	785,627	2,843,970
Kura Sushi USA Inc Class A (b)	63,056	5,532,533
Life Time Group Holdings Inc (b)	1,364,601	39,191,341
Lindblad Expeditions Holdings Inc (b)	376,832	4,503,142
Marriott Vacations Worldwide Corp (c)	322,129	23,988,947
Monarch Casino & Resort Inc	129,646	13,348,352
Nathan's Famous Inc	26,017	2,471,615
Papa John's International Inc	329,210	13,961,796
Portillo's Inc Class A (b)(c)	567,376	5,651,065
Potbelly Corp (b)	254,793	3,065,160
Pursuit Attractions and Hospitality Inc (b)	213,004	6,441,241
Rci Hospitality Holdings Inc	82,351	2,950,636
Red Rock Resorts Inc Class A	489,021	30,001,438
Rush Street Interactive Inc Class A (b)	892,557	17,993,949
Sabre Corp (b)(c)	3,639,909	11,028,924
Serve Robotics Inc (b)(c)	471,265	4,802,190
Shake Shack Inc Class A (b)	390,791	47,027,789
Six Flags Entertainment Corp (b)(c)	964,192	28,887,192
Sweetgreen Inc Class A (b)(c)	1,041,216	13,410,862
Target Hospitality Corp (b)	323,996	2,459,130
United Parks & Resorts Inc (b)(c)	272,261	12,886,113
Xponential Fitness Inc Class A (b)	276,421	2,891,364
		519,194,731
Household Durables - 1.7%
Bassett Furniture Industries Inc	82,723	1,308,678
Beazer Homes USA Inc (b)	290,526	6,827,361
Cavco Industries Inc (b)	76,614	30,926,773
Century Communities Inc	270,958	15,252,226
Champion Homes Inc (b)	542,826	33,058,103
Cricut Inc Class A	464,664	2,276,854
Dream Finders Homes Inc Class A (b)(c)	304,392	7,707,205
Ethan Allen Interiors Inc	234,921	6,993,598
Flexsteel Industries Inc	37,292	1,268,301
Green Brick Partners Inc (b)	317,876	19,689,239
Hamilton Beach Brands Holding Co Class A	72,497	1,128,778
Helen of Troy Ltd (b)	230,147	5,058,631
Hovnanian Enterprises Inc Class A (b)	49,174	5,874,818
Installed Building Products Inc (c)	235,676	47,674,898
KB Home	705,300	38,974,878
La-Z-Boy Inc	416,510	14,981,865
Legacy Housing Corp (b)(c)	84,359	1,887,954
Leggett & Platt Inc	1,335,583	12,754,818
LGI Homes Inc (b)	209,589	11,164,806
Lovesac Co/The (b)	135,680	2,443,597
M/I Homes Inc (b)	266,138	31,987,126
Meritage Homes Corp	716,110	48,222,847
Sonos Inc (b)	1,179,848	12,754,157
Taylor Morrison Home Corp (b)	990,451	58,713,936
Traeger Inc (b)	315,034	510,355
Tri Pointe Homes Inc (b)	898,146	27,662,897
		447,104,699
Leisure Products - 0.5%
Acushnet Holdings Corp (c)	282,882	22,523,065
American Outdoor Brands Inc (b)(c)	122,372	1,151,521
Clarus Corp	287,933	1,036,559
Escalade Inc	103,602	1,273,269
Funko Inc Class A (b)	345,992	1,328,609
JAKKS Pacific Inc	90,501	1,602,773
Johnson Outdoors Inc Class A	54,078	1,795,390
Latham Group Inc (b)	449,500	3,047,610
Malibu Boats Inc Class A (b)	189,219	6,302,885
Marine Products Corp	97,913	841,072
MasterCraft Boat Holdings Inc (b)(c)	161,712	3,127,510
Outdoor Holding Co (b)	873,304	1,030,499
Peloton Interactive Inc Class A (b)	3,702,903	26,438,727
Polaris Inc (c)	537,896	28,460,077
Smith & Wesson Brands Inc (c)	446,082	3,546,352
Sturm Ruger & Co Inc	161,377	5,512,638
Topgolf Callaway Brands Corp (b)(c)	1,325,645	12,262,216
		121,280,772
Specialty Retail - 2.4%
1-800-Flowers.com Inc Class A (b)(c)	218,364	1,290,531
Abercrombie & Fitch Co Class A (b)	474,084	45,521,546
Academy Sports & Outdoors Inc	667,010	33,877,438
Advance Auto Parts Inc (c)	603,657	32,036,077
America's Car-Mart Inc/TX (b)	75,034	3,379,531
American Eagle Outfitters Inc (c)	1,639,235	17,703,738
Arhaus Inc Class A (b)(c)	516,170	4,521,649
Arko Corp (c)	769,654	3,209,457
Asbury Automotive Group Inc (b)	197,364	43,838,492
BARK Inc (b)	1,081,146	931,299
Barnes & Noble Education Inc (b)	148,655	1,312,624
Beyond Inc (b)	553,836	4,956,832
Boot Barn Holdings Inc (b)	309,324	53,172,796
Buckle Inc/The	317,848	15,692,156
Build-A-Bear Workshop Inc	124,752	6,326,174
Caleres Inc	334,578	4,593,756
Camping World Holdings Inc Class A	604,346	8,364,149
Citi Trends Inc (b)(c)	47,195	1,440,391
Designer Brands Inc Class A (c)	326,786	921,537
Envela Corp (b)	66,380	359,779
EVgo Inc Class A (b)(c)	1,291,473	4,352,264
Foot Locker Inc (b)(c)	859,693	21,526,713
Genesco Inc (b)	101,334	2,438,096
Group 1 Automotive Inc	126,632	52,191,379
Haverty Furniture Cos Inc (c)	139,758	2,883,208
J Jill Inc (c)	75,045	1,176,706
Lands' End Inc (b)(c)	119,943	1,406,931
MarineMax Inc (b)(c)	190,033	4,309,948
Monro Inc	305,569	4,306,995
National Vision Holdings Inc (b)	782,471	18,982,746
ODP Corp/The (b)	278,443	4,967,423
OneWater Marine Inc Class A (b)(c)	111,407	1,708,983
Petco Health & Wellness Co Inc Class A (b)	788,403	2,373,093
RealReal Inc/The (b)(c)	954,218	5,019,187
Revolve Group Inc Class A (b)	407,225	8,449,919
Sally Beauty Holdings Inc (b)	1,029,622	10,028,518
Shoe Carnival Inc (c)	184,679	3,778,532
Signet Jewelers Ltd	420,170	33,235,447
Sleep Number Corp (b)(c)	209,080	1,532,556
Sonic Automotive Inc Class A	147,905	10,700,927
Stitch Fix Inc Class A (b)	1,064,191	5,033,623
ThredUp Inc Class A (b)	914,447	7,553,332
Tile Shop Holdings Inc (b)(c)	283,012	1,785,806
Torrid Holdings Inc (b)(c)	236,034	587,725
Upbound Group Inc	531,011	10,957,412
Urban Outfitters Inc (b)	635,920	47,872,058
Victoria's Secret & Co (b)(c)	687,983	12,934,080
Warby Parker Inc Class A (b)	987,062	23,640,135
Winmark Corp	29,757	11,230,887
Zumiez Inc (b)(c)	157,881	2,164,549
		602,579,130
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd (b)	1,167,584	21,238,353
Carter's Inc	360,244	8,732,315
Figs Inc Class A (b)(c)	888,111	5,772,722
G-III Apparel Group Ltd (b)	392,854	9,271,354
Hanesbrands Inc (b)	3,506,051	14,339,749
Kontoor Brands Inc	554,002	30,835,751
Lakeland Industries Inc (c)	90,549	1,259,537
Movado Group Inc (c)	157,591	2,444,236
Oxford Industries Inc	143,364	5,473,638
Rocky Brands Inc	70,934	1,855,633
Steven Madden Ltd	699,802	16,798,747
Superior Group of Cos Inc	114,951	1,109,276
Wolverine World Wide Inc	809,196	18,271,646
		137,402,957
TOTAL CONSUMER DISCRETIONARY		2,514,566,384

Consumer Staples - 2.3%
Beverages - 0.1%
MGP Ingredients Inc (c)	142,531	4,030,777
National Beverage Corp (b)	241,277	11,055,312
Vita Coco Co Inc/The (b)	404,241	14,253,538
Zevia PBC Class A (b)(c)	317,107	983,031
		30,322,658
Consumer Staples Distribution & Retail - 0.5%
Andersons Inc/The	329,398	11,831,976
Chefs' Warehouse Inc/The (b)	365,832	25,081,442
Grocery Outlet Holding Corp (b)	953,743	12,560,795
Guardian Pharmacy Services Inc Class A (b)	128,149	2,678,314
HF Foods Group Inc (b)	401,831	1,088,962
Ingles Markets Inc Class A	146,869	9,242,466
Natural Grocers by Vitamin Cottage Inc	128,155	4,855,793
PriceSmart Inc	257,936	27,728,121
SpartanNash Co	339,455	9,009,136
United Natural Foods Inc (b)	602,032	16,640,164
Village Super Market Inc Class A	91,786	3,157,438
Weis Markets Inc	166,694	12,070,313
		135,944,920
Food Products - 1.0%
Alico Inc	50,695	1,636,435
B&G Foods Inc (c)	801,685	3,286,909
Beyond Meat Inc (b)(c)	737,240	2,241,210
BRC Inc Class A (b)(c)	626,158	1,064,468
Cal-Maine Foods Inc	462,511	51,403,473
Calavo Growers Inc	170,749	4,490,699
Dole PLC	669,090	9,527,842
Fresh Del Monte Produce Inc	336,154	12,636,029
Hain Celestial Group Inc (b)	913,750	1,434,588
J & J Snack Foods Corp	157,280	17,755,339
John B Sanfilippo & Son Inc	78,501	4,969,898
Lifeway Foods Inc (b)	50,461	1,272,625
Limoneira Co	168,656	2,475,870
Mama's Creations Inc (b)(c)	343,088	2,833,907
Marzetti Company/The	202,358	35,971,158
Mission Produce Inc (b)	483,518	5,966,612
Seneca Foods Corp Class A (b)	45,683	4,784,381
Simply Good Foods Co/The (b)	942,995	28,723,628
Tootsie Roll Industries Inc Class A	177,719	6,740,882
TreeHouse Foods Inc (b)	506,533	9,735,564
Utz Brands Inc Class A	731,031	9,525,334
Vital Farms Inc (b)(c)	348,666	12,970,375
Westrock Coffee Co (b)(c)	360,177	2,395,177
WK Kellogg Co	627,306	14,459,403
		248,301,806
Household Products - 0.3%
Central Garden & Pet Co (b)(c)	242,815	9,474,641
Central Garden & Pet Co Class A (b)	357,966	12,714,953
Energizer Holdings Inc	668,262	15,049,260
Oil-Dri Corp of America	99,920	5,635,488
Spectrum Brands Holdings Inc	258,826	13,849,779
WD-40 Co	137,225	29,421,040
		86,145,161
Personal Care Products - 0.3%
Beauty Health Co/The Class A (b)(c)	1,138,831	1,753,800
Edgewell Personal Care Co	470,008	11,858,302
FitLife Brands Inc (b)	38,697	483,712
Herbalife Ltd (b)(c)	1,017,727	9,363,088
Honest Co Inc/The (b)	932,863	4,300,498
Interparfums Inc (c)	184,349	22,232,489
Lifevantage Corp (c)	106,163	1,332,346
Medifast Inc (b)(c)	108,080	1,488,262
Nature's Sunshine Products Inc (b)	144,904	2,030,105
Nu Skin Enterprises Inc Class A	492,523	4,127,343
Olaplex Holdings Inc (b)	1,407,259	1,956,090
USANA Health Sciences Inc (b)	111,641	3,281,129
Waldencast plc Class A (b)(c)	423,168	753,239
		64,960,403
Tobacco - 0.1%
Ispire Technology Inc (b)(c)	193,215	529,409
Turning Point Brands Inc	171,331	14,210,193
Universal Corp/VA	244,913	13,340,411
		28,080,013
TOTAL CONSUMER STAPLES		593,754,961

Energy - 4.3%
Energy Equipment & Services - 1.5%
Archrock Inc	1,661,187	38,805,328
Aris Water Solutions Inc Class A	310,102	6,595,870
Atlas Energy Solutions Inc	785,729	10,214,477
Bristow Group Inc (b)	284,268	9,827,145
Cactus Inc Class A	689,311	29,164,748
Core Laboratories Inc	472,691	5,171,240
DMC Global Inc (b)	192,066	1,553,814
Energy Services of America Corp (c)	118,557	1,295,828
Expro Group Holdings NV (b)(c)	1,039,886	11,209,971
Flowco Holdings Inc Class A	186,787	3,492,917
Forum Energy Technologies Inc (b)(c)	109,050	2,149,376
Helix Energy Solutions Group Inc (b)	1,438,690	8,531,432
Helmerich & Payne Inc	978,360	15,859,216
Innovex International Inc (b)(c)	389,701	6,398,890
Kodiak Gas Services Inc	542,561	17,540,997
Liberty Energy Inc Class A	1,590,543	19,627,301
Mammoth Energy Services Inc (b)	242,768	631,196
Nabors Industries Ltd (b)(c)	141,369	4,916,814
National Energy Services Reunited Corp (b)	613,078	4,089,230
Natural Gas Services Group Inc (b)	99,793	2,404,013
Noble Corp PLC (c)	1,275,434	34,194,386
Oceaneering International Inc (b)	942,071	20,442,941
Oil States International Inc (b)	581,221	2,900,293
Patterson-UTI Energy Inc	3,552,213	20,993,579
ProFrac Holding Corp Class A (b)(c)	122,702	861,367
ProPetro Holding Corp (b)	796,740	4,270,526
Ranger Energy Services Inc Class A	172,346	2,307,713
RPC Inc	906,503	4,215,239
SEACOR Marine Holdings Inc (b)(c)	202,005	1,010,024
Select Water Solutions Inc Class A	937,798	9,030,995
Solaris Energy Infrastructure Inc Class A	366,412	11,970,680
TETRA Technologies Inc (b)	1,274,299	5,224,626
Tidewater Inc (b)(c)	508,892	25,449,689
Transocean Ltd (b)(c)	7,488,090	21,865,223
Valaris Ltd (b)(c)	641,405	31,191,525
		395,408,609
Oil, Gas & Consumable Fuels - 2.8%
Berry Corp	787,243	2,377,474
California Resources Corp	656,647	31,637,252
Calumet Inc (b)(c)	691,816	11,027,547
Centrus Energy Corp Class A (b)(c)	148,598	32,008,009
Chord Energy Corp warrants 9/1/2025 (b)	14,729	8,100
Clean Energy Fuels Corp (b)	1,761,822	3,576,499
CNX Resources Corp (b)	1,430,604	43,361,607
Comstock Resources Inc (b)(c)	743,078	13,278,804
Core Natural Resources Inc	532,097	39,274,080
Crescent Energy Co Class A (c)	1,798,440	16,617,586
CVR Energy Inc	310,306	8,309,995
Delek US Holdings Inc	610,242	13,651,114
DHT Holdings Inc	1,287,443	14,277,743
Diversified Energy Co PLC (United States) (c)(d)	551,870	8,311,162
Dorian LPG Ltd	373,261	10,746,184
Empire Petroleum Corp (b)(c)	149,209	674,425
Empire Petroleum Corp rights 7/25/2025 (b)	147,992	0
Energy Fuels Inc/Canada (United States) (b)(c)	2,093,554	19,030,406
Epsilon Energy Ltd	192,021	1,200,131
Evolution Petroleum Corp (c)	331,465	1,600,976
Excelerate Energy Inc Class A	229,681	5,893,614
FutureFuel Corp	257,972	1,044,787
Gevo Inc (b)(c)	2,320,658	3,016,855
Granite Ridge Resources Inc	548,680	2,847,649
Green Plains Inc (b)	644,396	5,329,155
Gulfport Energy Corp (b)	152,689	26,587,736
HighPeak Energy Inc Class A	183,289	1,827,391
Infinity Natural Resources Inc Class A (c)	148,178	2,209,334
International Seaways Inc	406,134	16,204,747
Kinetik Holdings Inc Class A	446,257	19,358,629
Lightbridge Corp (b)(c)	188,526	2,541,330
Magnolia Oil & Gas Corp Class A	1,871,694	44,583,751
Murphy Oil Corp	1,362,726	33,809,232
NACCO Industries Inc Class A	39,711	1,505,841
Navigator Holdings Ltd (c)	325,140	5,127,458
New Fortress Energy Inc Class A (c)	1,698,489	4,628,383
NextDecade Corp (b)(c)	1,341,909	15,244,086
NextNRG Inc (b)(c)	175,372	233,244
Nordic American Tankers Ltd (c)	2,090,948	5,833,745
Northern Oil & Gas Inc	931,488	26,230,702
OPAL Fuels Inc Class A (b)	212,397	503,381
Par Pacific Holdings Inc (b)	536,537	16,836,531
PBF Energy Inc Class A	842,956	19,050,806
Peabody Energy Corp	1,231,878	19,894,830
Prairie Operating Co (b)(c)	218,056	673,793
PrimeEnergy Resources Corp (b)(c)	5,053	851,784
REX American Resources Corp (b)	147,763	7,725,050
Riley Exploration Permian Inc	133,557	3,504,536
Sable Offshore Corp (b)(c)	687,181	21,075,841
SandRidge Energy Inc	366,800	3,811,052
Sitio Royalties Corp Class A	788,717	14,330,988
SM Energy Co	1,148,630	31,690,702
Summit Midstream Corp Class A (b)	96,263	2,452,781
Talos Energy Inc (b)	1,204,390	10,297,535
Uranium Energy Corp (b)(c)	4,278,339	37,093,199
VAALCO Energy Inc (c)	1,066,544	3,967,544
Verde Clean Fuels Inc Class A (b)(c)	40,704	119,669
Vital Energy Inc (b)(c)	298,548	5,579,862
Vitesse Energy Inc (c)	300,503	7,191,037
W&T Offshore Inc (c)	986,401	1,745,930
World Kinect Corp	552,817	15,075,320
		718,498,934
TOTAL ENERGY		1,113,907,543

Financials - 18.0%
Banks - 10.2%
1st Source Corp	191,695	11,467,195
ACNB Corp	103,078	4,339,584
Amalgamated Financial Corp	235,151	6,817,027
Amerant Bancorp Inc Class A	371,137	7,162,944
Ameris Bancorp	663,026	45,317,827
Ames National Corp	92,104	1,662,477
Arrow Financial Corp	168,775	4,523,170
Associated Banc-Corp	1,672,883	41,387,125
Atlantic Union Bankshares Corp	1,435,658	45,510,359
Axos Financial Inc (b)	522,639	45,129,878
Banc of California Inc	1,394,139	20,242,898
BancFirst Corp	209,528	26,090,427
Bancorp Inc/The (b)	457,918	28,922,101
Bank First Corp	91,825	10,910,647
Bank of Hawaii Corp	397,418	24,592,226
Bank of Marin Bancorp	149,191	3,379,176
Bank7 Corp	42,735	1,892,733
BankFinancial Corp	113,202	1,258,806
BankUnited Inc	760,308	27,728,433
Bankwell Financial Group Inc	69,861	2,787,454
Banner Corp	342,208	21,242,562
Bar Harbor Bankshares	154,118	4,475,587
BayCom Corp	103,131	2,785,568
BCB Bancorp Inc	166,600	1,392,776
Berkshire Hills Bancorp Inc (c)	468,305	11,539,035
Blue Foundry Bancorp (b)	177,565	1,518,181
Blue Ridge Bankshares Inc (b)	624,017	2,290,142
Bridgewater Bancshares Inc (b)	205,779	3,201,921
Brookline Bancorp Inc	891,042	9,195,553
Burke & Herbert Financial Services Corp	136,922	7,940,107
Business First Bancshares Inc	285,488	6,780,340
BV Financial Inc (b)	82,050	1,283,262
Byline Bancorp Inc	271,161	7,131,534
C&F Financial Corp	30,979	1,978,009
Cadence Bank	1,763,527	61,458,916
California BanCorp (b)	220,158	3,300,168
Camden National Corp	168,922	6,370,049
Capital Bancorp Inc	116,256	3,659,739
Capital City Bank Group Inc	139,779	5,533,851
Capitol Federal Financial Inc	1,245,959	7,500,673
Carter Bankshares Inc (b)	225,308	3,915,853
Cathay General Bancorp	678,293	30,672,409
CB Financial Services Inc	46,597	1,475,028
Central Pacific Financial Corp	268,054	7,146,320
CF Bankshares Inc Class A	35,795	844,762
Chain Bridge Bancorp Inc Class A	22,464	593,947
Chemung Financial Corp	42,129	2,131,727
ChoiceOne Financial Services Inc (c)	143,395	4,215,813
Citizens & Northern Corp	155,749	2,962,346
Citizens Community Bancorp Inc/WI	95,824	1,412,446
Citizens Financial Services Inc	46,097	2,474,948
City Holding Co	143,437	17,513,658
Civista Bancshares Inc	153,870	2,995,849
CNB Financial Corp/PA	282,513	6,483,673
Coastal Financial Corp/WA Class A (b)	129,403	12,448,569
Colony Bankcorp Inc	168,400	2,760,076
Columbia Financial Inc (b)	266,068	3,828,719
Community Financial System Inc	533,153	28,097,163
Community Trust Bancorp Inc	160,905	8,685,652
Community West Bancshares	165,841	3,192,439
Connectone Bancorp Inc	479,458	11,041,918
Customers Bancorp Inc (b)	296,202	18,882,878
CVB Financial Corp	1,331,674	24,888,987
Dime Community Bancshares Inc	401,476	11,124,900
Eagle Bancorp Inc	301,546	4,851,875
Eagle Bancorp Montana Inc	73,250	1,180,790
Eagle Financial Services Inc	45,899	1,515,126
Eastern Bankshares Inc	1,977,477	30,552,020
ECB Bancorp Inc/MD (b)	74,359	1,157,770
Enterprise Financial Services Corp	368,272	20,324,932
Equity Bancshares Inc Class A	158,172	5,944,104
Esquire Financial Holdings Inc (c)	71,555	6,860,693
Farmers & Merchants Bancorp Inc/Archbold OH	129,619	3,112,152
Farmers National Banc Corp	373,970	5,063,554
FB Bancorp Inc	170,432	1,988,941
FB Financial Corp	420,387	20,498,070
Fidelity D&D Bancorp Inc	49,206	1,989,891
Financial Institutions Inc	199,417	5,083,139
Finward Bancorp	32,773	908,795
Finwise Bancorp (b)	89,429	1,598,096
First Bancorp Inc/The	112,070	2,825,285
First Bancorp/Southern Pines NC	404,884	20,280,640
First Bank/Hamilton NJ	213,309	3,178,304
First Busey Corp	863,963	19,283,654
First Business Financial Services Inc	79,686	3,794,647
First Capital Inc	33,081	1,175,037
First Commonwealth Financial Corp	1,020,070	16,841,356
First Community Bankshares Inc	158,125	5,771,563
First Community Corp/SC	73,027	1,809,244
First Financial Bancorp	962,232	23,324,504
First Financial Bankshares Inc	1,350,845	46,766,254
First Financial Corp	114,750	6,144,863
First Foundation Inc (b)	628,775	3,062,134
First Interstate BancSystem Inc Class A	892,867	25,705,641
First Interstate Bank of Calif	77,994	1,710,408
First Merchants Corp	588,141	22,419,935
First Mid Bancshares Inc	208,182	7,904,671
First National Corp/VA (c)	77,066	1,664,626
First Savings Financial Group Inc	55,123	1,410,046
First United Corp	60,495	1,988,471
First Western Financial Inc (b)	82,044	1,775,842
Firstsun Capital Bancorp (b)	125,951	4,477,558
Five Star Bancorp	156,205	4,700,208
Flagstar Financial Inc	3,052,575	34,463,572
Flushing Financial Corp	329,667	3,952,707
Franklin Financial Services Corp	41,978	1,687,516
FS Bancorp Inc	67,036	2,620,437
Fulton Financial Corp	1,839,205	33,013,730
FVCBankcorp Inc	156,954	2,010,581
GBank Financial Holdings Inc (b)	90,036	3,379,501
German American Bancorp Inc	363,973	13,983,843
Glacier Bancorp Inc	1,149,646	50,388,984
Great Southern Bancorp Inc	86,255	4,911,360
Greene County Bancorp Inc	71,421	1,691,963
Guaranty Bancshares Inc/TX	89,567	3,906,017
Hancock Whitney Corp	865,847	51,708,383
Hanmi Financial Corp	302,944	6,910,153
Hanover Bancorp Inc	46,181	961,027
Harborone Northeast Bancorp Inc	384,072	4,543,572
Hawthorn Bancshares Inc	58,738	1,675,208
HBT Financial Inc	128,901	3,205,768
Heritage Commerce Corp	611,857	5,659,677
Heritage Financial Corp Wash	343,085	7,733,136
Hilltop Holdings Inc	460,768	13,638,733
Hingham Institution For Savings The (c)	15,459	3,785,600
Home Bancorp Inc	68,887	3,602,101
Home BancShares Inc/AR	1,892,554	53,294,321
HomeStreet Inc (b)	180,947	2,366,787
HomeTrust Bancshares Inc	159,378	6,193,429
Hope Bancorp Inc	1,186,002	11,848,160
Horizon Bancorp Inc/IN	438,376	6,790,444
Independent Bank Corp	490,460	31,168,733
Independent Bank Corp/MI	203,494	6,216,742
International Bancshares Corp	548,009	37,363,254
Investar Holding Corp	91,730	1,990,541
John Marshall Bancorp Inc	126,529	2,329,399
Kearny Financial Corp/MD	580,852	3,444,452
Lakeland Financial Corp	258,391	16,374,238
Landmark Bancorp Inc/Manhattan KS	46,446	1,128,173
LCNB Corp	141,757	2,092,333
LINKBANCORP Inc	226,362	1,557,371
Live Oak Bancshares Inc	354,957	11,220,191
MainStreet Bancshares Inc	69,358	1,401,032
Mercantile Bank Corp	160,057	7,313,004
Meridian Corp	91,669	1,350,284
Metrocity Bankshares Inc	196,630	5,426,988
Metropolitan Bank Holding Corp	96,607	6,814,658
Mid Penn Bancorp Inc	200,953	5,516,160
Middlefield Banc Corp	74,658	2,079,225
Midland States Bancorp Inc	215,523	3,655,270
MidWestOne Financial Group Inc	205,326	5,654,678
MVB Financial Corp	115,618	2,629,153
National Bank Holdings Corp Class A	382,273	14,167,037
National Bankshares Inc VA	65,497	1,818,197
NB Bancorp Inc (b)	347,632	5,989,699
Nbt Bancorp Inc	515,518	21,332,135
Nicolet Bankshares Inc	135,380	17,464,020
Northeast Bank	73,748	7,313,589
Northeast Community Bancorp Inc	124,528	2,572,748
Northfield Bancorp Inc	382,079	4,069,141
Northpointe Bancshares Inc	104,540	1,534,647
Northrim BanCorp Inc	54,502	4,552,552
Northwest Bancshares Inc	1,474,332	17,249,684
Norwood Financial Corp	87,842	2,129,290
Oak Valley Bancorp	69,502	1,852,228
OceanFirst Financial Corp	576,813	9,678,922
Ohio Valley Banc Corp	38,837	1,252,105
Old National Bancorp/IN	3,219,947	67,973,081
Old Point Financial Corp	39,770	1,596,766
Old Second Bancorp Inc	431,070	7,315,258
OP Bancorp	121,728	1,558,118
Orange County Bancorp Inc	96,991	2,423,805
Origin Bancorp Inc	297,189	10,862,258
Orrstown Financial Services Inc	187,735	6,168,972
Pacific Premier Bancorp Inc	973,963	21,105,778
Park National Corp	149,078	24,131,256
Parke Bancorp Inc	100,441	2,074,107
Pathward Financial Inc	234,893	17,763,783
Patriot National Bancorp Inc (b)(c)	440,822	687,682
PCB Bancorp	110,813	2,265,018
Peapack-Gladstone Financial Corp	159,278	4,058,403
Peoples Bancorp Inc/OH	354,496	10,152,765
Peoples Bancorp of North Carolina Inc	43,833	1,258,445
Peoples Financial Services Corp	95,402	4,647,031
Pioneer Bancorp Inc/NY (b)	108,633	1,332,927
Plumas Bancorp	53,864	2,222,429
Ponce Financial Group Inc (b)	187,801	2,638,604
Preferred Bank/Los Angeles CA	125,616	11,408,445
Primis Financial Corp	212,941	2,382,810
Princeton Bancorp Inc	55,331	1,670,443
Provident Bancorp Inc (b)	154,520	1,886,689
Provident Financial Services Inc	1,304,100	23,760,702
QCR Holdings Inc	165,020	11,716,420
RBB Bancorp	171,134	3,099,237
Red River Bancshares Inc	46,702	2,810,059
Renasant Corp	946,697	34,686,978
Republic Bancorp Inc/KY Class A	84,062	5,788,509
Rhinebeck Bancorp Inc (b)	40,731	516,875
Richmond Mutual BanCorp Inc	92,920	1,286,013
Riverview Bancorp Inc	196,305	967,784
S&T Bancorp Inc	387,166	14,185,762
SB Financial Group Inc	60,230	1,132,926
Seacoast Banking Corp of Florida	854,823	24,097,460
ServisFirst Bancshares Inc	518,187	40,755,408
Shore Bancshares Inc	310,834	4,821,035
Sierra Bancorp	127,125	3,727,305
Simmons First National Corp Class A	1,429,472	27,402,978
SmartFinancial Inc	143,453	4,914,700
Sound Financial Bancorp Inc	20,863	960,741
South Plains Financial Inc	127,798	4,742,584
Southern First Bancshares Inc (b)	77,318	3,213,336
Southern Missouri Bancorp Inc	96,532	5,221,416
Southside Bancshares Inc	293,701	8,646,557
SR Bancorp Inc (c)	74,310	1,034,395
Stellar Bancorp Inc	471,585	13,925,905
Stock Yards Bancorp Inc (c)	263,612	19,707,633
Texas Capital Bancshares Inc (b)	455,696	38,264,793
Third Coast Bancshares Inc (b)	128,349	4,832,340
Timberland Bancorp Inc/WA	76,282	2,386,864
Tompkins Financial Corp	135,757	8,780,763
Towne Bank/Portsmouth VA	710,818	24,899,955
TriCo Bancshares	308,787	12,697,321
Triumph Financial Inc (b)	224,704	12,745,211
TrustCo Bank Corp NY	189,150	6,347,874
Trustmark Corp	569,246	21,204,414
UMB Financial Corp	729,772	80,267,622
Union Bankshares Inc/Morrisville VT	37,275	1,014,253
United Bankshares Inc/WV	1,426,491	50,668,960
United Community Banks Inc/GA	1,213,279	37,005,010
United Security Bancshares/Fresno CA	144,289	1,233,671
Unity Bancorp Inc	72,871	3,578,695
Univest Financial Corp	289,971	8,362,764
USCB Financial Holdings Inc	105,944	1,762,908
Valley National Bancorp	4,887,471	45,306,856
Veritex Holdings Inc	532,398	16,887,665
Virginia National Bankshares Corp	48,838	1,800,657
WaFd Inc	811,837	23,628,516
Washington Trust Bancorp Inc	196,673	5,298,371
WesBanco Inc	953,785	28,737,542
West BanCorp Inc	156,012	2,806,656
Westamerica BanCorp	257,093	12,314,755
Western New England Bancorp Inc	182,258	1,941,048
WSFS Financial Corp	581,678	31,899,222
		2,651,146,259
Capital Markets - 1.8%
Acadian Asset Management Inc	275,716	11,522,172
AlTi Global Inc Class A (b)(c)	425,853	1,741,739
Artisan Partners Asset Management Inc Class A	632,845	28,636,236
Bakkt Holdings Inc Class A (b)(c)	51,597	510,810
BGC Group Inc Class A	3,600,227	33,374,104
Cohen & Steers Inc	279,680	20,573,261
Diamond Hill Investment Group Inc	27,616	3,743,901
DigitalBridge Group Inc Class A	1,722,096	18,495,311
Donnelley Financial Solutions Inc (b)(c)	267,048	14,142,862
Forge Global Holdings Inc Class A (b)(c)	102,687	2,250,899
GCM Grosvenor Inc Class A (c)	437,185	5,154,411
MarketWise Inc Class A	23,217	427,193
Moelis & Co Class A	747,317	52,416,814
Open Lending Corp (b)	1,030,945	2,257,770
P10 Inc Class A (c)	544,017	6,691,409
Perella Weinberg Partners Class A	611,093	12,185,194
Piper Sandler Cos	175,570	55,360,733
PJT Partners Inc Class A	230,411	41,156,013
Siebert Financial Corp (b)(c)	140,728	572,763
Silvercrest Asset Management Group Inc Class A	83,114	1,359,745
StepStone Group Inc Class A	630,065	37,400,658
StoneX Group Inc (b)	452,801	44,030,369
Value Line Inc	8,633	320,630
Victory Capital Holdings Inc Class A (c)	444,859	30,655,234
Virtus Invt Partners Inc	66,207	12,798,475
Westwood Holdings Group Inc	76,458	1,336,486
WisdomTree Inc	1,204,526	15,984,060
		455,099,252
Consumer Finance - 1.2%
Atlanticus Holdings Corp (b)	52,698	2,615,402
Bread Financial Holdings Inc	469,556	28,783,783
Consumer Portfolio Services Inc (b)	92,246	728,743
Dave Inc Class A (b)	93,196	21,975,617
Encore Capital Group Inc (b)	231,945	8,554,132
Enova International Inc (b)	244,776	25,593,779
FirstCash Holdings Inc	398,468	53,111,800
Green Dot Corp Class A (b)	539,880	5,463,586
LendingClub Corp (b)	1,139,322	17,762,030
Lendingtree Inc (b)	112,387	5,246,225
Medallion Financial Corp (c)	172,303	1,759,214
Navient Corp	706,803	9,146,031
Nelnet Inc Class A	139,191	17,366,861
NerdWallet Inc Class A (b)	416,301	4,408,628
Oportun Financial Corp (b)	333,863	2,046,580
OppFi Inc Class A	241,772	2,572,454
PRA Group Inc (b)	396,602	6,028,350
PROG Holdings Inc	404,961	12,893,958
Regional Management Corp	93,480	3,107,275
Upstart Holdings Inc (b)(c)	846,322	69,178,360
Vroom Inc	11,164	280,439
World Acceptance Corp (b)	33,739	5,307,819
		303,931,066
Financial Services - 2.1%
Acacia Research Corp (b)(c)	337,140	1,193,476
Alerus Financial Corp	227,429	4,807,849
AvidXchange Holdings Inc (b)	1,711,663	16,876,997
Better Home & Finance Holding Co Class A (b)(c)	49,420	639,495
Burford Capital Ltd (United States)	1,929,704	24,796,696
Cannae Holdings Inc	576,735	12,330,594
Cantaloupe Inc (b)(c)	534,037	5,911,790
Cass Information Systems Inc	122,429	4,898,384
Compass Diversified Holdings	703,357	4,494,451
Enact Holdings Inc	292,157	10,155,377
Essent Group Ltd	1,000,183	56,000,246
Federal Agricultural Mortgage Corp Class C	93,387	16,087,778
Finance of America Cos Inc Class A (b)	43,945	946,136
Flywire Corp (b)	1,181,107	12,862,255
HA Sustainable Infrastructure Capital Inc	1,234,059	32,048,512
International Money Express Inc (b)	283,494	2,548,611
Jackson Financial Inc	721,290	63,156,153
loanDepot Inc Class A (b)(c)	822,104	1,307,145
Marqeta Inc Class A (b)	3,865,195	22,031,612
Merchants Bancorp/IN	261,375	7,658,288
NCR Atleos Corp (b)	733,809	22,454,555
NewtekOne Inc	257,508	2,945,892
NMI Holdings Inc (b)	785,441	29,312,658
Onity Group Inc (b)	65,112	2,456,025
Payoneer Global Inc (b)	2,797,571	18,380,041
Paysafe Ltd (b)(c)	326,259	3,964,047
Paysign Inc (b)	345,632	2,571,502
PennyMac Financial Services Inc	293,999	27,383,067
Priority Technology Holdings Inc (b)(c)	249,014	1,705,746
Radian Group Inc	1,423,488	46,419,944
Remitly Global Inc (b)	1,558,634	25,717,461
Repay Holdings Corp Class A (b)	786,968	3,871,883
Rocket Cos Inc Class A (c)	1,308	19,319
Security National Financial Corp Class A	151,384	1,283,736
Sezzle Inc (b)(c)	148,390	22,976,708
SWK Holdings Corp	28,440	423,472
Velocity Financial Inc (b)	107,332	1,781,711
Walker & Dunlop Inc	332,682	24,954,477
Waterstone Financial Inc	160,869	2,141,166
		541,515,255
Insurance - 1.8%
Ambac Financial Group Inc/Old (b)	476,227	4,000,307
American Coastal Insurance Corp	245,443	2,555,062
Amerisafe Inc	191,708	8,584,684
Baldwin Insurance Group Inc/The Class A (b)	706,463	26,026,097
Bowhead Specialty Holdings Inc (b)	158,835	5,162,138
Citizens Inc/TX Class A (b)(c)	452,737	1,729,455
CNO Financial Group Inc	995,360	36,669,062
Crawford & Co Class A	161,153	1,542,234
Donegal Group Inc Class A	167,067	2,865,199
eHealth Inc (b)	291,476	991,018
Employers Holdings Inc	242,455	10,008,542
F&G Annuities & Life Inc	215,574	6,878,966
Genworth Financial Inc Class A (b)	4,128,875	32,452,958
GoHealth Inc Class A (b)	49,628	304,220
Goosehead Insurance Inc Class A	239,438	21,767,309
Greenlight Capital Re Ltd Class A (b)	260,006	3,380,078
HCI Group Inc	86,202	12,071,728
Heritage Insurance Holdings Inc (b)	225,217	4,749,827
Hippo Holdings Inc (b)(c)	179,701	4,643,474
Horace Mann Educators Corp	410,295	17,449,846
Investors Title Co	14,327	3,026,149
James River Group Holdings Ltd	369,670	2,107,119
Kingstone Cos Inc (b)	111,268	1,823,683
Lemonade Inc (b)(c)	559,299	21,074,386
MBIA Inc (b)(c)	452,316	2,410,844
Mercury General Corp	270,750	18,749,438
NI Holdings Inc (b)	66,238	843,872
Oscar Health Inc Class A (b)(c)	1,842,151	25,882,222
Palomar Hldgs Inc (b)	265,122	35,126,014
ProAssurance Corp (b)	509,582	12,107,668
Root Inc/OH Class A (b)(c)	107,043	12,955,414
Safety Insurance Group Inc	149,692	10,530,832
Selective Insurance Group Inc	611,622	47,688,167
Selectquote Inc (b)	1,377,808	2,424,942
Skyward Specialty Insurance Group Inc (b)	359,013	18,158,878
Stewart Information Services Corp	279,896	18,173,647
Tiptree Inc Class A	237,073	4,926,377
Trupanion Inc (b)	372,936	17,680,896
United Fire Group Inc	209,904	5,572,951
Universal Insurance Holdings Inc	256,728	6,069,050
		471,164,753
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
ACRES Commercial Realty Corp (b)	63,805	1,255,682
AG Mortgage Investment Trust Inc	282,023	2,132,094
Angel Oak Mortgage REIT Inc	134,438	1,244,896
Apollo Commercial Real Estate Finance Inc	1,414,467	13,607,173
Arbor Realty Trust Inc (c)	1,934,605	21,590,192
Ares Commercial Real Estate Corp	552,585	2,470,055
ARMOUR Residential REIT Inc (c)	840,926	13,715,503
Blackstone Mortgage Trust Inc Class A	1,638,720	30,283,546
Brightspire Capital Inc Class A	1,327,291	6,875,367
Chimera Investment Corp	808,314	10,807,158
Claros Mortgage Trust Inc	936,183	2,668,122
Dynex Capital Inc	1,073,695	13,356,766
Ellington Financial Inc	932,411	11,832,296
Franklin BSP Realty Trust Inc	849,011	8,575,011
Invesco Mortgage Capital Inc (c)	685,689	5,176,952
Kkr Real Estate Finance Trust Inc	584,262	5,281,728
Ladder Capital Corp Class A	1,154,037	12,602,084
Lument Finance Trust Inc	497,745	1,075,128
MFA Financial Inc	1,061,960	9,653,216
New York Mortgage Trust Inc	862,732	5,461,094
Nexpoint Real Estate Finance Inc	84,751	1,169,564
Orchid Island Capital Inc	1,104,878	7,689,951
Pennymac Mortgage Investment Trust	891,389	10,509,476
Ready Capital Corp	1,695,597	7,138,463
Redwood Trust Inc	1,345,510	7,346,485
Rithm Property Trust Inc	419,465	1,090,609
Seven Hills Realty Trust	155,157	1,596,566
Sunrise Realty Trust Inc	106,673	1,067,796
TPG RE Finance Trust Inc	716,505	6,233,594
Two Harbors Investment Corp	1,069,201	10,424,710
		233,931,277
TOTAL FINANCIALS		4,656,787,862

Health Care - 14.9%
Biotechnology - 6.7%
4D Molecular Therapeutics Inc (b)(c)	404,217	1,818,977
89bio Inc (b)(c)	1,254,734	11,919,973
Abeona Therapeutics Inc (b)(c)	440,223	2,804,221
Absci Corp (b)(c)	1,096,386	3,102,772
ACADIA Pharmaceuticals Inc (b)	1,250,673	29,803,538
Actuate Therapeutics Inc (b)(c)	60,659	439,777
ADMA Biologics Inc (b)	2,330,666	43,583,454
Agios Pharmaceuticals Inc (b)	568,063	21,143,305
Akebia Therapeutics Inc (b)	2,508,707	9,244,585
Akero Therapeutics Inc (b)	702,319	34,308,283
Aldeyra Therapeutics Inc (b)(c)	547,478	2,731,915
Alector Inc (b)	800,152	1,192,226
Alkermes PLC (b)	1,629,661	43,169,720
Allogene Therapeutics Inc (b)(c)	1,527,443	1,878,755
Altimmune Inc (b)(c)	777,356	2,868,444
Amicus Therapeutics Inc (b)	2,798,536	16,763,231
AnaptysBio Inc (b)(c)	195,785	4,806,522
Anavex Life Sciences Corp (b)(c)	840,096	9,493,085
Anika Therapeutics Inc (b)	123,961	1,023,298
Annexon Inc (b)	964,477	2,314,745
Apogee Therapeutics Inc (b)	321,174	12,288,117
Arbutus Biopharma Corp (b)(c)	1,517,416	4,977,124
Arcellx Inc (b)	367,997	26,271,306
Arcturus Therapeutics Holdings Inc (b)(c)	255,217	3,116,200
Arcus Biosciences Inc (b)	692,550	6,322,982
Arcutis Biotherapeutics Inc (b)	1,076,907	15,701,304
Ardelyx Inc (b)(c)	2,374,983	10,069,928
ArriVent Biopharma Inc (b)(c)	231,298	4,512,624
Arrowhead Pharmaceuticals Inc (b)	1,211,959	19,148,952
ARS Pharmaceuticals Inc (b)(c)	551,880	9,757,238
Astria Therapeutics Inc (b)	430,212	2,977,067
aTyr Pharma Inc (b)(c)	873,460	4,122,731
Aura Biosciences Inc (b)(c)	376,287	2,592,617
Avidity Biosciences Inc (b)	1,150,691	42,241,867
Avita Medical Inc (b)(c)	266,200	1,410,860
Beam Therapeutics Inc (b)	961,184	18,944,937
Bicara Therapeutics Inc (b)	344,707	3,829,695
BioCryst Pharmaceuticals Inc (b)	2,099,836	17,092,665
Biohaven Ltd (b)(c)	909,426	13,732,333
Bridgebio Pharma Inc (b)	1,570,662	74,245,193
Candel Therapeutics Inc (b)(c)	396,403	2,554,817
Capricor Therapeutics Inc (b)(c)	387,963	3,173,537
Cardiff Oncology Inc (b)(c)	624,199	1,479,352
CareDx Inc (b)	548,875	6,742,929
Cargo Therapeutics Inc (b)(c)	354,598	1,585,053
Cartesian Therapeutics Inc (b)(c)	92,770	1,188,384
Cartesian Therapeutics Inc rights (b)(c)(e)	1,117,119	312,793
Catalyst Pharmaceuticals Inc (b)	1,163,095	24,808,816
Celcuity Inc (b)(c)	288,568	11,301,766
Celldex Therapeutics Inc (b)	659,101	14,487,040
CG oncology Inc (b)	561,486	14,986,061
Chinook Therapeutics Inc rights (b)(e)	86,210	0
Cidara Therapeutics Inc (b)	168,907	10,693,502
Cogent Biosciences Inc (b)	1,067,791	12,194,173
Coherus Oncology Inc (b)(c)	1,066,458	1,002,684
Compass Therapeutics Inc (b)(c)	919,262	2,730,208
Corvus Pharmaceuticals Inc (b)(c)	527,356	2,199,075
Crinetics Pharmaceuticals Inc (b)	909,067	25,990,226
Cullinan Therapeutics Inc (b)	512,019	3,978,388
Cytokinetics Inc (b)	1,173,238	44,160,678
Day One Biopharmaceuticals Inc (b)	724,898	4,864,066
Denali Therapeutics Inc (b)	1,331,200	18,410,496
Design Therapeutics Inc (b)(c)	317,091	1,227,142
DiaMedica Therapeutics Inc (b)(c)	266,042	1,122,697
Dianthus Therapeutics Inc (b)(c)	197,222	4,076,579
Disc Medicine Inc (b)	247,427	14,786,238
Dynavax Technologies Corp (b)(c)	1,056,148	11,596,505
Dyne Therapeutics Inc (b)	944,160	9,299,976
Editas Medicine Inc (b)	848,733	2,130,320
Eledon Pharmaceuticals Inc (b)(c)	587,170	1,849,586
Emergent BioSolutions Inc (b)(c)	541,676	3,185,055
Enanta Pharmaceuticals Inc (b)	201,560	1,527,825
Entrada Therapeutics Inc (b)	280,034	1,646,600
Erasca Inc (b)	1,745,560	2,469,967
Fate Therapeutics Inc (b)	1,097,902	1,207,692
Foghorn Therapeutics Inc (b)	331,162	1,738,601
Geron Corp (b)	6,108,805	7,025,126
Gossamer Bio Inc (b)	1,902,952	3,882,022
GRAIL Inc (b)(c)	306,556	10,487,281
Greenwich Lifesciences Inc (b)(c)	60,905	666,301
Gyre Therapeutics Inc (b)(c)	139,072	980,458
Heron Therapeutics Inc (b)(c)	1,535,269	2,656,015
Humacyte Inc Class A (b)(c)	1,260,710	3,025,704
Ideaya Biosciences Inc (b)	842,966	20,526,222
ImmunityBio Inc (b)(c)	2,309,544	5,681,478
Immunome Inc (b)	740,951	7,794,805
Immunovant Inc (b)	688,152	11,065,484
Inhibikase Therapeutics Inc (b)	602,983	952,713
Inhibrx Biosciences Inc (b)(c)	91,508	2,005,855
Inmune Bio Inc (b)(c)	170,422	465,251
Intellia Therapeutics Inc (b)(c)	1,037,938	12,081,598
Iovance Biotherapeutics Inc (b)(c)	2,578,878	6,627,716
Ironwood Pharmaceuticals Inc Class A (b)	1,599,719	1,222,185
iTeos Therapeutics Inc (b)	299,727	3,039,232
Jade Biosciences Inc	326,769	2,349,469
Janux Therapeutics Inc (b)	396,255	9,516,064
KalVista Pharmaceuticals Inc (b)(c)	379,114	5,167,324
Keros Therapeutics Inc (b)	339,910	4,867,511
Kodiak Sciences Inc (b)	329,214	2,164,582
Korro Bio Inc (b)	66,765	998,804
Krystal Biotech Inc (b)	249,385	38,372,870
Kura Oncology Inc (b)(c)	795,196	4,810,936
Kymera Therapeutics Inc (b)	470,486	20,583,763
Larimar Therapeutics Inc (b)(c)	427,949	1,480,704
Lexeo Therapeutics Inc (b)(c)	240,360	1,136,903
Madrigal Pharmaceuticals Inc (b)(c)	169,711	51,339,275
MannKind Corp (b)	3,037,834	11,483,013
MeiraGTx Holdings plc (b)(c)	419,522	3,209,343
Metsera Inc (c)	178,735	5,896,468
MiMedx Group Inc (b)	1,190,122	8,556,977
Mineralys Therapeutics Inc (b)	393,368	5,566,157
Mirum Pharmaceuticals Inc (b)	436,371	22,551,653
Monopar Therapeutics Inc (b)	40,828	1,681,297
Monte Rosa Therapeutics Inc (b)(c)	468,455	2,318,852
Myriad Genetics Inc (b)	916,233	3,518,335
Neurogene Inc (b)(c)	98,863	2,152,248
Nkarta Inc (b)(c)	535,412	1,161,844
Novavax Inc (b)(c)	1,508,797	10,033,500
Nurix Therapeutics Inc (b)	758,161	8,536,893
Nuvalent Inc Class A (b)	431,855	33,835,839
Nuvectis Pharma Inc (b)(c)	129,881	903,972
Olema Pharmaceuticals Inc (b)(c)	598,396	3,075,755
OmniAb Operations Inc (b)(c)(e)	45,323	18,129
OmniAb Operations Inc (b)(c)(e)	45,323	14,503
Oncternal Therapeutics Inc rights (b)(c)(e)	4,336	0
Organogenesis Holdings Inc Class A (b)(c)	686,773	3,172,891
ORIC Pharmaceuticals Inc (b)(c)	451,680	4,503,250
Oruka Therapeutics Inc (c)	274,174	3,726,025
Palvella Therapeutics Inc (b)	69,282	2,534,336
Perspective Therapeutics Inc (b)	599,330	2,301,427
Praxis Precision Medicines Inc (b)	179,249	9,718,881
Precigen Inc (b)(c)	1,504,838	2,573,273
Prime Medicine Inc (b)(c)	588,274	2,200,145
Protagonist Therapeutics Inc (b)(c)	585,295	31,523,989
Protalix BioTherapeutics Inc (b)(c)	701,371	1,024,002
Protara Therapeutics Inc (b)	322,197	998,811
PTC Therapeutics Inc (b)	780,575	40,675,763
Puma Biotechnology Inc (b)	427,351	1,329,062
Recursion Pharmaceuticals Inc Class A (b)(c)	3,412,970	20,307,172
REGENXBIO Inc (b)	470,381	4,002,942
Relay Therapeutics Inc (b)(c)	1,332,710	4,691,139
Replimune Group Inc (b)(c)	661,413	4,649,733
Rezolute Inc (b)	673,447	4,007,010
Rhythm Pharmaceuticals Inc (b)	546,947	46,616,293
Rigel Pharmaceuticals Inc (b)	176,540	3,717,932
Rocket Pharmaceuticals Inc (b)(c)	846,171	2,580,822
Sana Biotechnology Inc (b)(c)	1,343,603	5,455,028
Savara Inc (b)(c)	1,274,341	3,300,543
Scholar Rock Holding Corp (b)	815,638	30,219,388
SELLAS Life Sciences Group Inc (b)(c)	958,259	1,523,632
Sionna Therapeutics Inc (c)	124,852	2,092,520
Soleno Therapeutics Inc (b)	403,792	34,915,894
Solid Biosciences Inc (b)	665,049	4,548,935
Spyre Therapeutics Inc (b)(c)	500,866	8,499,696
Stoke Therapeutics Inc (b)	413,360	5,311,676
Syndax Pharmaceuticals Inc (b)	857,137	8,502,799
Tango Therapeutics Inc (b)(c)	771,944	4,662,542
Taysha Gene Therapies Inc (b)	1,665,959	4,548,068
Tectonic Therapeutic Inc (b)(c)	110,244	2,446,314
Tevogen Bio Holdings Inc Class A (b)(c)	277,988	275,013
TG Therapeutics Inc (b)(c)	1,459,776	51,822,048
Tobira Therapeutics Inc rights (b)(c)(e)	9,663	0
Tonix Pharmaceuticals Holding Corp (b)(c)	76,205	2,871,404
Tourmaline Bio Inc (b)(c)	191,802	4,244,578
Travere Therapeutics Inc (b)	884,525	13,665,911
TriSalus Life Sciences Inc Class A (b)	156,582	662,342
Twist Bioscience Corp (b)	594,619	19,961,360
Tyra Biosciences Inc (b)(c)	242,744	2,653,192
Upstream Bio Inc (c)	351,671	5,384,083
UroGen Pharma Ltd (b)(c)	370,415	7,060,110
Vanda Pharmaceuticals Inc (b)	554,504	2,362,187
Vaxcyte Inc (b)	1,264,943	42,944,815
Vera Therapeutics Inc Class A (b)	517,455	10,757,889
Veracyte Inc (b)	787,784	18,520,802
Verastem Inc (b)(c)	456,049	2,813,822
Vericel Corp (b)	506,260	17,688,724
Vir Biotechnology Inc (b)	893,979	4,532,474
Viridian Therapeutics Inc (b)	697,916	12,227,488
Voyager Therapeutics Inc (b)(c)	463,847	1,479,672
Xencor Inc (b)	707,098	5,883,055
XOMA Royalty Corp (b)(c)	93,285	2,320,931
Y-mAbs Therapeutics Inc (b)(c)	371,984	1,662,768
Zenas Biopharma Inc (c)	164,018	2,576,723
Zymeworks Inc (b)	492,076	6,180,475
		1,725,397,621
Health Care Equipment & Supplies - 2.7%
Accuray Inc Del (b)	1,001,688	1,312,211
Alphatec Holdings Inc (b)(c)	1,164,561	12,321,055
AngioDynamics Inc (b)	390,458	3,459,458
Anteris Technologies Global Corp (c)	217,941	699,591
Artivion Inc (b)	381,510	11,792,474
AtriCure Inc (b)	486,352	17,070,955
Avanos Medical Inc (b)	446,167	4,983,685
Axogen Inc (b)	441,105	5,774,064
Beta Bionics Inc (c)	131,748	2,212,049
Bioventus Inc (b)	463,499	3,022,013
Butterfly Network Inc Class A (b)(c)	1,926,339	3,294,040
Ceribell Inc	252,157	3,631,061
Cerus Corp (b)	1,847,424	2,364,703
ClearPoint Neuro Inc (b)(c)	262,029	2,725,102
CONMED Corp	314,299	16,076,394
CVRx Inc (b)(c)	161,865	1,288,445
Delcath Systems Inc (b)	302,957	3,256,788
Electromed Inc (b)	68,988	1,256,271
Embecta Corp	591,439	6,009,020
Enovis Corp (b)	573,490	15,369,532
Glaukos Corp (b)	562,059	48,387,659
Haemonetics Corp (b)	506,565	37,506,073
ICU Medical Inc (b)	243,100	31,216,471
Inogen Inc (b)	238,841	1,507,087
Integer Holdings Corp (b)(c)	346,147	37,560,411
Integra LifeSciences Holdings Corp (b)	675,043	8,870,065
iRadimed Corp	81,597	4,760,369
iRhythm Technologies Inc (b)	320,197	44,885,215
Kestra Medical Technologies Ltd	132,957	2,193,791
KORU Medical Systems Inc (b)	424,672	1,469,365
Lantheus Holdings Inc (b)	678,870	48,328,755
LeMaitre Vascular Inc	209,798	17,043,990
LENSAR Inc (b)(c)	93,594	1,206,427
LivaNova PLC (b)	547,786	23,111,091
Lucid Diagnostics Inc (b)(c)	687,274	672,566
Merit Medical Systems Inc (b)	587,038	49,816,045
Myomo Inc (b)	325,864	628,918
Neogen Corp (b)	2,200,676	10,233,143
Neuronetics Inc (b)(c)	362,977	1,593,469
NeuroPace Inc (b)	240,485	2,046,527
Novocure Ltd (b)	1,021,445	11,818,119
Omnicell Inc (b)	468,835	14,538,573
OraSure Technologies Inc (b)	757,094	2,407,559
Orthofix Medical Inc (b)	384,930	4,249,627
OrthoPediatrics Corp (b)	170,425	3,531,206
Outset Medical Inc (b)	177,995	2,858,600
Pro-Dex Inc (b)(c)	21,318	1,066,966
PROCEPT BioRobotics Corp (b)	528,426	25,633,945
Pulmonx Corp (b)	385,259	708,877
Pulse Biosciences Inc (b)(c)	178,931	2,687,544
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	17,423	68,030
QuidelOrtho Corp (b)	681,544	15,689,143
RxSight Inc (b)	375,640	2,922,479
Sanara Medtech Inc (b)(c)	29,929	723,384
SANUWAVE Health Inc (b)	70,295	2,704,249
Semler Scientific Inc (b)(c)	84,164	3,017,279
SI-BONE Inc (b)(c)	381,603	6,498,699
Sight Sciences Inc (b)(c)	416,880	1,388,210
STAAR Surgical Co (b)(c)	502,795	9,007,572
Stereotaxis Inc (b)(c)	573,770	1,302,458
Surmodics Inc (b)	139,722	5,016,020
Tactile Systems Technology Inc (b)(c)	235,962	2,354,901
Tandem Diabetes Care Inc (b)	672,344	10,475,120
TransMedics Group Inc (b)(c)	334,210	39,760,964
Treace Medical Concepts Inc (b)	476,909	2,561,001
UFP Technologies Inc (b)(c)	75,685	17,134,327
Utah Medical Products Inc	30,886	1,717,262
Varex Imaging Corp (b)	409,381	2,980,294
Zimvie Inc (b)	275,652	5,179,501
		690,958,257
Health Care Providers & Services - 3.2%
AdaptHealth Corp (b)	930,940	8,350,532
Addus HomeCare Corp (b)	182,785	19,517,782
agilon health Inc (b)	3,105,698	5,559,199
AirSculpt Technologies Inc (b)(c)	128,409	848,783
Alignment Healthcare Inc (b)	1,283,476	17,686,299
AMN Healthcare Services Inc (b)	385,202	7,064,605
Ardent Health Inc (b)	235,003	2,491,032
Astrana Health Inc (b)	411,668	9,822,398
Aveanna Healthcare Holdings Inc (b)	459,023	1,822,321
BrightSpring Health Services Inc (b)	850,364	17,560,017
Brookdale Senior Living Inc (b)	2,302,085	17,841,159
Castle Biosciences Inc (b)(c)	286,057	4,333,764
Clover Health Investments Corp Class A (b)(c)	4,058,992	11,730,487
Community Health Systems Inc (b)	1,301,321	3,383,435
Concentra Group Holdings Parent Inc	1,171,209	23,389,044
CorVel Corp (b)	292,528	25,917,981
Cross Country Healthcare Inc (b)	312,648	4,205,116
DocGo Inc Class A (b)(c)	916,846	1,246,911
Enhabit Inc (b)	494,705	3,324,418
Ensign Group Inc/The	564,747	84,712,050
Fulgent Genetics Inc (b)(c)	211,496	3,633,501
GeneDx Holdings Corp Class A (b)(c)	188,759	19,243,980
Guardant Health Inc (b)	1,200,134	49,181,491
HealthEquity Inc (b)	857,789	83,205,533
Hims & Hers Health Inc Class A (b)(c)	1,916,139	126,810,079
Innovage Holding Corp (b)	206,950	687,073
Joint Corp/The (b)(c)	151,660	1,674,326
LifeStance Health Group Inc (b)	1,331,903	5,300,974
National HealthCare Corp	128,134	12,304,708
National Research Corp Class A	129,915	1,623,938
NeoGenomics Inc (b)	1,297,394	6,279,387
Nutex Health Inc (b)(c)	34,528	2,928,320
Oncology Institute Inc/The (b)(c)	591,936	2,172,405
OPKO Health Inc (b)	3,615,512	4,627,855
Option Care Health Inc (b)	1,656,204	48,609,587
Owens & Minor Inc (b)	757,980	5,252,801
PACS Group Inc (b)	443,295	4,902,843
Pediatrix Medical Group Inc (b)	856,732	10,494,967
Pennant Group Inc/The (b)	340,723	7,553,829
Performant Healthcare Inc (b)	706,007	2,506,325
Premier Inc Class A (c)	921,859	19,801,531
Privia Health Group Inc (b)	1,156,467	22,574,236
Progyny Inc (b)	691,076	16,247,197
RadNet Inc (b)	686,161	37,553,592
SBC Medical Group Holdings Inc (b)	59,526	257,747
Select Medical Holdings Corp	1,126,340	16,658,569
Sonida Senior Living Inc (b)(c)	52,563	1,283,588
Surgery Partners Inc (b)	776,754	17,049,750
Talkspace Inc Class A (b)	1,236,092	3,003,704
US Physical Therapy Inc	151,754	11,100,805
Viemed Healthcare Inc (b)	348,436	2,121,975
		817,453,949
Health Care Technology - 0.4%
Claritev Corp Class A (b)(c)	77,347	3,083,825
Definitive Healthcare Corp Class A (b)	353,691	1,379,395
Evolent Health Inc Class A (b)	1,181,446	11,873,532
Health Catalyst Inc (b)	676,801	2,470,324
HealthStream Inc	245,980	6,434,837
LifeMD Inc (b)(c)	369,959	3,851,273
OptimizeRx Corp (b)(c)	173,615	2,191,021
Phreesia Inc (b)	568,591	15,329,213
Schrodinger Inc/United States (b)(c)	566,397	11,514,851
Simulations Plus Inc (b)	169,156	2,202,411
Teladoc Health Inc (b)	1,766,598	12,737,172
TruBridge Inc (b)	98,921	2,059,535
Waystar Holding Corp (b)	916,139	33,878,821
		109,006,210
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (b)	1,062,843	14,295,238
Adaptive Biotechnologies Corp (b)	1,500,655	15,366,707
Alpha Teknova Inc (b)(c)	108,380	489,878
Atlantic International Corp (b)(c)	108,014	166,341
Azenta Inc (b)	411,191	13,445,946
BioLife Solutions Inc (b)	382,053	8,122,447
Codexis Inc (b)	820,570	2,199,128
CryoPort Inc (b)(c)	491,345	3,601,559
Cytek Biosciences Inc (b)	1,184,008	4,262,429
Fortrea Holdings Inc (b)	918,138	5,270,112
Lifecore Biomedical Inc (b)(c)	272,592	1,908,144
Maravai LifeSciences Holdings Inc Class A (b)(c)	1,230,088	2,878,406
MaxCyte Inc (b)	1,021,227	2,103,728
Mesa Laboratories Inc	52,253	3,996,309
Niagen Bioscience Inc (b)	523,432	4,894,089
OmniAb Inc (b)(c)	1,011,763	1,932,467
Pacific Biosciences of California Inc (b)(c)	2,776,562	3,831,656
Personalis Inc (b)(c)	504,401	2,764,117
Quanterix Corp (b)	411,138	2,442,160
Quantum-Si Inc Class A (b)(c)	1,419,096	2,100,262
Standard BioTools Inc (b)	3,013,987	4,008,603
		100,079,726
Pharmaceuticals - 1.6%
Aardvark Therapeutics Inc (c)	57,349	688,761
Aclaris Therapeutics Inc (b)	906,269	1,386,592
Alumis Inc (b)(c)	486,775	2,015,249
Amneal Intermediate Inc Class A (b)	1,504,232	11,763,094
Amphastar Pharmaceuticals Inc (b)	374,330	7,842,214
Amylyx Pharmaceuticals Inc (b)(c)	696,548	5,593,280
ANI Pharmaceuticals Inc (b)	182,661	11,571,574
Aquestive Therapeutics Inc (b)(c)	864,982	3,321,531
Arvinas Inc (b)	661,883	4,924,410
Atea Pharmaceuticals Inc (b)	762,400	2,775,136
Avadel Pharmaceuticals PLC Class A (b)	899,753	9,456,404
Axsome Therapeutics Inc (b)	406,660	41,227,191
BioAge Labs Inc (c)	238,767	1,050,575
Biote Corp Class A (b)	294,092	1,196,954
Collegium Pharmaceutical Inc (b)	321,473	9,599,184
CorMedix Inc (b)(c)	645,800	7,536,486
Edgewise Therapeutics Inc (b)	733,579	10,460,837
Enliven Therapeutics Inc (b)(c)	324,545	6,104,691
Esperion Therapeutics Inc (b)(c)	2,001,974	2,842,803
Eton Pharmaceuticals Inc (b)	257,293	3,643,269
Evolus Inc (b)	535,341	4,775,242
EyePoint Pharmaceuticals Inc (b)	623,405	6,121,837
Fulcrum Therapeutics Inc (b)	537,943	3,620,356
Harmony Biosciences Holdings Inc (b)	439,789	15,471,777
Harrow Inc (b)(c)	316,944	10,066,141
Innoviva Inc (b)(c)	628,962	11,428,240
Journey Medical Corp (b)(c)	123,490	907,652
LENZ Therapeutics Inc (b)(c)	178,821	5,323,501
Ligand Pharmaceuticals Inc (b)(c)	191,618	25,213,096
Liquidia Corp (b)(c)	645,303	12,060,713
Maze Therapeutics Inc (c)	89,638	1,322,161
MBX Biosciences Inc (b)(c)	171,908	2,277,781
Mind Medicine MindMed Inc (b)(c)	758,216	6,892,183
Novartis AG rights (b)(e)	526,013	5
Nuvation Bio Inc Class A (b)	2,509,733	5,922,970
Ocular Therapeutix Inc (b)	1,414,416	16,378,937
Omeros Corp (b)(c)	564,494	2,184,592
Pacira BioSciences Inc (b)	462,030	9,744,213
Phathom Pharmaceuticals Inc (b)(c)	424,838	3,628,117
Phibro Animal Health Corp Class A	205,289	5,440,159
Prestige Consumer Healthcare Inc (b)	496,816	36,739,543
Rapport Therapeutics Inc (b)(c)	176,829	2,539,264
scPharmaceuticals Inc (b)(c)	343,907	1,747,048
Septerna Inc (c)	215,418	2,673,337
SIGA Technologies Inc	412,350	2,725,634
Supernus Pharmaceuticals Inc (b)	542,234	19,032,413
Tarsus Pharmaceuticals Inc (b)	389,953	15,137,975
Terns Pharmaceuticals Inc (b)	728,126	4,244,975
Theravance Biopharma Inc (b)	379,339	4,233,423
Third Harmonic Bio Inc (b)(c)	250,248	1,346,334
Trevi Therapeutics Inc (b)(c)	762,730	5,648,016
Tvardi Therapeutics Inc (b)(c)	34,234	888,715
WaVe Life Sciences Ltd (b)	1,126,559	9,125,128
Xeris Biopharma Holdings Inc (b)	1,501,586	7,643,073
Zevra Therapeutics Inc (b)(c)	544,895	6,053,783
		413,558,569
TOTAL HEALTH CARE		3,856,454,332

Industrials - 17.6%
Aerospace & Defense - 1.6%
AAR Corp (b)	358,858	26,810,281
AeroVironment Inc (b)(c)	319,568	85,529,180
AerSale Corp (b)	322,232	1,946,281
Archer Aviation Inc Class A (b)(c)	5,480,649	54,970,909
Astronics Corp (b)(c)	304,333	10,992,508
Byrna Technologies Inc (b)(c)	182,069	4,043,752
Cadre Holdings Inc	287,129	9,495,356
Ducommun Inc (b)	138,449	12,596,090
Eve Holding Inc Class A (b)(c)	513,534	3,337,971
Intuitive Machines Inc Class A (b)(c)	1,099,596	12,271,491
Kratos Defense & Security Solutions Inc (b)	1,655,923	97,202,681
Mercury Systems Inc (b)(c)	523,443	27,527,867
Moog Inc Class A	282,838	54,751,780
National Presto Industries Inc (c)	52,419	5,055,813
Park Aerospace Corp	187,484	3,378,462
Redwire Corp Class A (b)(c)	337,479	4,822,575
Satellogic Inc Class A (b)(c)	692,674	2,271,971
V2X Inc (b)	172,835	8,188,922
		425,193,890
Air Freight & Logistics - 0.1%
Forward Air Corp Class A (b)(c)	225,290	6,846,563
Hub Group Inc Class A	601,727	21,072,480
Radiant Logistics Inc (b)	324,183	1,915,921
		29,834,964
Building Products - 1.5%
American Woodmark Corp (b)	148,243	7,799,064
Apogee Enterprises Inc	213,895	8,981,451
AZZ Inc	298,165	32,649,068
CSW Industrials Inc	163,743	42,488,034
Gibraltar Industries Inc (b)	300,337	19,831,252
Griffon Corp	392,780	31,921,231
Insteel Industries Inc	187,639	6,773,768
Janus International Group Inc (b)	1,365,967	11,706,337
JELD-WEN Holding Inc (b)	855,171	3,848,269
Masterbrand Inc (b)	1,279,635	14,114,374
Quanex Building Products Corp	478,569	9,322,524
Resideo Technologies Inc (b)	1,491,805	40,726,277
Tecnoglass Inc	244,605	19,086,528
UFP Industries Inc	608,005	59,584,490
Zurn Elkay Water Solutions Corp	1,509,876	66,812,013
		375,644,680
Commercial Services & Supplies - 1.8%
ABM Industries Inc	622,284	28,705,961
ACCO Brands Corp	891,623	3,343,586
Acme United Corp	32,995	1,325,739
ACV Auctions Inc Class A (b)	1,687,207	23,975,211
BrightView Holdings Inc (b)	602,503	9,609,923
Brink's Co/The	434,154	37,919,010
Casella Waste Systems Inc Class A (b)	631,278	68,638,857
CECO Environmental Corp (b)	293,075	13,173,721
CompX International Inc Class A	16,559	385,824
CoreCivic Inc (b)	1,082,308	21,689,452
Deluxe Corp	449,400	7,235,340
Driven Brands Holdings Inc (b)	595,589	10,065,454
Ennis Inc	255,901	4,555,038
Enviri Corp (b)	758,081	6,822,729
GEO Group Inc/The (b)	1,373,723	35,606,900
Healthcare Services Group Inc (b)	731,220	9,513,172
HNI Corp	466,477	23,995,577
Interface Inc	580,543	11,970,797
Liquidity Services Inc (b)	233,269	5,570,464
MillerKnoll Inc	681,874	12,941,969
Mobile Infrastructure Corp Class A (b)(c)	143,450	527,896
Montrose Environmental Group Inc (b)	326,011	7,397,190
NL Industries Inc	93,525	577,049
OPENLANE Inc (b)(c)	1,066,064	26,267,817
Perma-Fix Environmental Services Inc (b)(c)	172,957	1,992,465
Pitney Bowes Inc	1,842,963	20,936,060
Quad/Graphics Inc Class A	290,737	1,549,628
Steelcase Inc Class A	850,436	8,785,004
UniFirst Corp/MA	151,604	25,928,832
Vestis Corp	1,158,635	7,021,328
Virco Mfg. Corp	111,575	863,591
VSE Corp	203,969	31,929,307
		470,820,891
Construction & Engineering - 2.3%
Ameresco Inc Class A (b)	323,707	5,477,122
Arcosa Inc	487,916	41,902,226
Argan Inc	133,325	32,661,959
Bowman Consulting Group Ltd (b)	141,524	4,908,052
Centuri Holdings Inc (b)	170,720	3,721,696
Concrete Pumping Holdings Inc	227,014	1,550,505
Construction Partners Inc Class A (b)	471,516	47,552,389
Dycom Industries Inc (b)	281,821	75,756,303
Fluor Corp (b)	1,683,544	95,574,793
Granite Construction Inc	439,489	41,518,526
Great Lakes Dredge & Dock Corp (b)	667,314	7,393,839
IES Holdings Inc (b)	90,848	32,075,703
Limbach Holdings Inc (b)(c)	106,575	14,600,775
Matrix Service Co (b)	266,022	4,064,816
MYR Group Inc (b)	154,899	29,972,957
NWPX Infrastructure Inc (b)	97,152	4,059,011
Orion Group Holdings Inc (b)(c)	377,611	2,798,098
Primoris Services Corp	543,881	51,217,274
Southland Holdings Inc (b)	103,559	445,303
Sterling Infrastructure Inc (b)	299,902	80,250,776
Tutor Perini Corp (b)	447,108	21,528,250
		599,030,373
Electrical Equipment - 1.9%
Allient Inc	144,441	5,822,417
American Superconductor Corp (b)	384,147	21,838,757
Amprius Technologies Inc (b)(c)	937,428	6,496,376
Array Technologies Inc (b)(c)	1,528,269	9,933,749
Atkore Inc	346,684	26,701,602
Bloom Energy Corp Class A (b)(c)	2,059,032	76,987,206
Complete Solaria Inc Class A (b)(c)	605,364	950,420
EnerSys	395,604	36,541,941
Enovix Corp Class B (b)(c)	1,656,697	22,199,740
Enovix Corp warrants 10/1/2026 (b)	52	243
Eos Energy Enterprises Inc (b)(c)	2,235,905	12,744,659
Fluence Energy Inc Class A (b)(c)	766,036	6,220,212
Hyliion Holdings Corp Class A (b)	1,309,439	1,964,159
KULR Technology Group Inc (b)(c)	332,336	1,824,525
LSI Industries Inc	266,550	4,877,865
NANO Nuclear Energy Inc (b)(c)	268,872	9,526,135
Net Power Inc Class A (b)(c)	343,029	987,923
NEXTracker Inc Class A (b)	1,426,687	83,118,785
NuScale Power Corp Class A (b)(c)	1,274,472	63,991,239
Plug Power Inc (b)(c)	9,196,012	13,794,018
Powell Industries Inc	96,063	22,776,537
Power Solutions International Inc (b)(c)	65,802	6,168,938
Preformed Line Products Co	24,433	3,770,745
Shoals Technologies Group Inc (b)(c)	1,694,009	9,130,709
SKYX Platforms Corp (b)(c)	601,301	601,300
Sunrun Inc (b)(c)	2,108,312	21,631,281
Thermon Group Holdings Inc (b)	334,900	9,470,972
Vicor Corp (b)	234,975	10,442,289
		490,514,742
Ground Transportation - 0.4%
ArcBest Corp	232,061	16,970,621
Covenant Logistics Group Inc Class A	161,960	3,911,334
Ftai Infrastructure Inc	980,045	6,144,882
Heartland Express Inc	509,787	3,986,534
Hertz Global Holdings Inc (b)(c)	1,187,234	7,610,170
Marten Transport Ltd	585,378	7,118,196
PAMT CORP (b)(c)	60,540	685,918
Proficient Auto Logistics Inc (b)	237,774	1,643,018
RXO Inc (b)(c)	1,633,602	25,239,152
Universal Logistics Holdings Inc	68,476	1,638,631
Werner Enterprises Inc	603,883	16,739,637
		91,688,093
Machinery - 4.1%
3D Systems Corp (b)(c)	1,322,146	2,155,098
AirJoule Technologies Corp Class A (b)(c)	219,368	903,795
Alamo Group Inc	103,870	23,119,385
Albany International Corp Class A	304,144	16,481,563
Astec Industries Inc	230,180	9,128,939
Atmus Filtration Technologies Inc	837,735	32,596,269
Blue Bird Corp (b)	324,559	14,536,998
Chart Industries Inc (b)	454,790	90,425,896
Columbus McKinnon Corp/NY	287,713	4,214,995
Douglas Dynamics Inc	230,377	6,588,782
Eastern Co/The	59,356	1,368,156
Energy Recovery Inc (b)(c)	536,686	7,218,427
Enerpac Tool Group Corp Class A	544,828	20,981,326
Enpro Inc	212,571	45,152,206
ESCO Technologies Inc	261,316	50,616,909
Federal Signal Corp	604,025	76,451,444
Franklin Electric Co Inc	402,129	37,780,020
Gencor Industries Inc (b)	106,781	1,556,867
Gorman-Rupp Co/The	210,765	8,675,087
Graham Corp (b)	104,394	5,966,117
Greenbrier Cos Inc/The	310,084	14,108,822
Helios Technologies Inc	334,091	12,257,799
Hillenbrand Inc	713,144	14,769,212
Hillman Solutions Corp Class A (b)	1,993,278	15,726,963
Hyster-Yale Inc Class A	120,194	5,049,350
JBT Marel Corp	525,276	72,383,033
Kadant Inc	118,542	39,447,221
Kennametal Inc	780,370	19,321,961
L B Foster Co Class A (b)	101,909	2,394,862
Lindsay Corp	109,577	14,958,356
Manitowoc Co Inc/The (b)	346,195	4,413,986
Mayville Engineering Co Inc (b)	144,005	2,414,964
Microvast Holdings Inc (b)(c)	2,000,112	6,340,355
Miller Industries Inc/TN	112,130	4,569,298
Mueller Water Products Inc Class A1	1,568,940	38,846,954
Omega Flex Inc	39,063	1,246,110
Palladyne AI Corp Class A (b)(c)	256,425	2,097,557
Park-Ohio Holdings Corp	98,839	1,620,960
Proto Labs Inc (b)	238,403	10,279,937
REV Group Inc	516,474	25,591,287
Richtech Robotics Inc Class B (b)(c)	696,565	1,323,474
SPX Technologies Inc (b)	458,625	83,648,614
Standex International Corp	119,234	19,642,609
Tennant CO	189,783	15,664,689
Terex Corp	655,919	33,360,040
Titan International Inc (b)	488,712	4,134,504
Trinity Industries Inc	824,672	19,214,858
Wabash National Corp	417,577	4,159,067
Watts Water Technologies Inc Class A	276,160	72,442,291
Worthington Enterprises Inc	316,508	19,614,001
		1,036,961,413
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd (c)	400,781	6,384,441
Matson Inc	326,524	34,866,233
Pangaea Logistics Solutions Ltd	300,600	1,463,922
		42,714,596
Passenger Airlines - 0.6%
Allegiant Travel Co (b)(c)	145,189	7,497,560
Blade Air Mobility Inc (b)	643,636	2,568,108
Frontier Group Holdings Inc (b)(c)	850,142	3,723,622
JetBlue Airways Corp (b)(c)	3,234,451	14,360,962
Joby Aviation Inc Class A (b)(c)	4,640,567	77,311,846
SkyWest Inc (b)	406,790	47,171,368
Spirit Aviation Holdings Inc (c)	160,418	656,110
Sun Country Airlines Holdings Inc (b)	515,756	5,977,612
		159,267,188
Professional Services - 1.8%
Alight Inc Class A	4,336,567	23,243,999
Asure Software Inc (b)(c)	248,361	2,409,102
Barrett Business Services Inc	249,111	11,451,633
BlackSky Technology Inc Class A (b)(c)	281,077	5,407,921
Cbiz Inc (b)	526,721	32,193,188
Conduent Inc (b)	1,507,376	4,009,620
CRA International Inc	66,458	11,740,470
CSG Systems International Inc	279,047	17,429,276
Exponent Inc	512,275	35,326,484
First Advantage Corp (b)(c)	795,851	13,760,264
Forrester Research Inc (b)	115,375	1,123,753
Franklin Covey Co (b)(c)	111,521	2,198,079
Heidrick & Struggles International Inc	205,784	9,163,562
HireQuest Inc (c)	58,776	601,277
Huron Consulting Group Inc (b)	171,220	22,614,738
IBEX Holdings Ltd (b)	99,325	2,937,040
ICF International Inc	185,423	15,555,135
Innodata Inc (b)(c)	304,718	16,729,018
Insperity Inc	363,725	21,670,736
Kelly Services Inc Class A	308,163	3,774,997
Kforce Inc	183,081	6,380,373
Korn Ferry	520,345	36,876,850
Legalzoom.com Inc (b)	1,111,296	9,990,551
Maximus Inc	570,151	42,111,353
Mistras Group Inc (b)(c)	162,648	1,291,425
NV5 Global Inc (b)	583,647	13,102,875
Planet Labs PBC Class A (b)	2,152,180	13,451,125
Rcm Technologies Inc (b)	49,191	1,185,995
Resolute Holdings Management Inc (c)	42,784	1,734,036
Resources Connection Inc	339,131	1,716,003
Skillsoft Corp Class A (b)(c)	44,328	632,116
Spire Global Inc Class A (b)(c)	274,986	2,758,110
TriNet Group Inc	300,517	20,378,058
TrueBlue Inc (b)	286,967	2,071,902
TTEC Holdings Inc (b)	197,612	984,108
Upwork Inc (b)	1,250,714	14,958,539
Verra Mobility Corp Class A (b)	1,605,020	40,542,805
Willdan Group Inc (b)	139,594	11,907,368
		475,413,884
Trading Companies & Distributors - 1.3%
Alta Equipment Group Inc Class A	202,198	1,569,056
BlueLinx Holdings Inc (b)	78,361	5,741,510
Boise Cascade Co	384,372	32,214,217
Custom Truck One Source Inc Class A (b)(c)	603,437	3,735,275
Distribution Solutions Group Inc (b)(c)	97,433	2,920,067
DNOW Inc (b)	1,084,033	16,867,553
DXP Enterprises Inc/TX (b)	130,451	14,774,880
EVI Industries Inc	51,735	1,153,173
GATX Corp	360,547	55,051,922
Global Industrial Co	147,595	5,027,086
GMS Inc (b)	387,795	42,517,845
Herc Holdings Inc	328,747	38,400,937
Hudson Technologies Inc (b)	392,063	3,681,472
Karat Packaging Inc	71,534	1,947,871
McGrath RentCorp	247,084	30,833,612
Mrc Global Inc (b)	856,694	12,576,268
NPK International Inc (b)	808,035	7,288,476
Rush Enterprises Inc Class A	680,070	36,818,990
Rush Enterprises Inc Class B	38,818	2,108,206
Titan Machinery Inc (b)	208,022	4,018,985
Transcat Inc (b)(c)	92,422	7,063,813
Willis Lease Finance Corp	35,850	5,075,643
Xometry Inc Class A (b)	436,783	14,125,562
		345,512,419
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (b)(c)	211,938	2,070,634
TOTAL INDUSTRIALS		4,544,667,767

Information Technology - 13.7%
Communications Equipment - 0.7%
ADTRAN Holdings Inc (b)	744,051	6,912,234
Applied Optoelectronics Inc (b)(c)	540,160	12,353,459
Aviat Networks Inc (b)(c)	117,377	2,535,343
BK Technologies Corp (b)	27,478	1,067,245
Calix Inc (b)	592,782	33,604,812
Clearfield Inc (b)	118,122	5,174,925
CommScope Holding Co Inc (b)	2,143,637	17,577,823
Digi International Inc (b)(c)	365,765	11,927,597
Extreme Networks Inc (b)	1,323,738	23,377,213
Harmonic Inc (b)	1,132,959	9,641,481
Inseego Corp (b)(c)	124,882	826,718
Netgear Inc (b)	278,122	6,466,337
NetScout Systems Inc (b)	700,272	14,999,826
Ribbon Communications Inc (b)	936,960	3,522,970
Viasat Inc (b)(c)	1,139,888	18,728,360
Viavi Solutions Inc (b)	2,221,095	22,322,005
		191,038,348
Electronic Equipment, Instruments & Components - 3.0%
908 Devices Inc (b)(c)	276,407	1,810,466
Advanced Energy Industries Inc	378,997	52,650,263
Aeva Technologies Inc (b)	308,365	5,747,924
Arlo Technologies Inc (b)	999,813	16,196,971
Badger Meter Inc	298,297	56,306,542
Bel Fuse Inc Class A	16,709	1,913,682
Bel Fuse Inc Class B	103,995	13,523,510
Belden Inc	397,885	49,198,480
Benchmark Electronics Inc	360,145	13,865,583
Climb Global Solutions Inc	38,962	4,597,516
CTS Corp	297,265	11,649,815
Daktronics Inc (b)	413,741	6,710,879
ePlus Inc (b)	265,513	17,199,932
Evolv Technologies Holdings Inc Class A (b)	1,162,646	7,621,145
Frequency Electronics Inc	66,834	1,777,784
Insight Enterprises Inc (b)	279,140	33,100,421
Itron Inc (b)	456,578	56,862,224
Kimball Electronics Inc (b)	243,595	4,569,842
Knowles Corp (b)(c)	866,922	17,607,186
M-Tron Industries Inc (b)(c)	24,963	1,097,873
Methode Electronics Inc	343,989	2,256,568
MicroVision Inc (b)(c)	2,470,985	2,742,793
Mirion Technologies Inc Class A (b)	2,110,894	47,178,481
Napco Security Technologies Inc	355,755	10,861,200
Neonode Inc (b)(c)	105,766	2,133,300
nLight Inc (b)	483,192	10,151,864
Novanta Inc (b)	362,909	44,645,065
OSI Systems Inc (b)	161,204	35,627,696
Ouster Inc Class A (b)	510,952	11,946,058
PAR Technology Corp (b)(c)	402,768	24,480,239
PC Connection Inc	111,742	6,882,190
Plexus Corp (b)	269,938	34,417,095
Powerfleet Inc NJ (b)(c)	1,248,188	5,067,643
Red Cat Holdings Inc (b)(c)	752,947	6,234,401
Richardson Electronics Ltd/United States	125,249	1,262,510
Rogers Corp (b)	187,593	12,302,349
Sanmina Corp (b)	525,356	60,962,310
ScanSource Inc (b)	218,841	8,499,784
TTM Technologies Inc (b)	1,011,827	47,808,826
Vishay Intertechnology Inc	1,219,883	19,993,882
Vishay Precision Group Inc (b)	120,830	3,204,412
Vuzix Corp (b)(c)	643,108	1,292,647
		773,959,351
IT Services - 0.5%
Applied Digital Corp (b)(c)	1,777,992	23,362,815
ASGN Inc (b)	430,968	21,608,736
Backblaze Inc Class A (b)	538,354	2,686,386
BigBear.ai Holdings Inc (b)(c)	2,908,819	18,471,001
BigCommerce Holdings Inc (b)	656,487	3,138,008
Couchbase Inc (b)	432,399	10,490,000
Crexendo Inc (b)	146,644	816,806
CSP Inc	70,941	727,854
DigitalOcean Holdings Inc (b)(c)	649,374	18,091,560
Fastly Inc Class A (b)	1,375,294	9,338,246
Grid Dynamics Holdings Inc (b)	666,163	6,321,887
Hackett Group Inc/The	253,081	5,919,565
Information Services Group Inc	361,683	1,558,854
Rackspace Technology Inc (b)	831,372	1,005,959
TSS Inc/MD (b)(c)	183,663	4,995,634
Tucows Inc Class A (b)(c)	66,940	1,153,376
Unisys Corp (b)	670,405	2,768,773
		132,455,460
Semiconductors & Semiconductor Equipment - 2.9%
ACM Research Inc Class A (b)(c)	508,199	15,428,922
Aehr Test Systems (b)(c)	287,054	4,851,213
Aeluma Inc (b)(c)	96,637	2,137,609
Alpha & Omega Semiconductor Ltd (b)	248,278	6,323,641
Ambarella Inc (b)	409,253	27,047,531
Atomera Inc (b)(c)	294,331	1,471,654
Axcelis Technologies Inc (b)	324,621	21,973,595
CEVA Inc (b)	234,646	5,014,385
Cohu Inc (b)	458,321	8,185,613
Credo Technology Group Holding Ltd (b)	1,473,470	164,365,579
Diodes Inc (b)	461,298	22,774,282
FormFactor Inc (b)	782,960	22,243,894
Ichor Holdings Ltd (b)	341,367	6,755,653
Impinj Inc (b)	261,012	40,347,235
Kopin Corp (b)(c)	1,504,964	2,693,886
MaxLinear Inc Class A (b)	820,180	12,975,248
Navitas Semiconductor Corp Class A (b)(c)	1,346,745	9,871,641
NVE Corp	49,302	3,122,296
PDF Solutions Inc (b)	321,419	7,145,144
Penguin Solutions Inc (b)	534,751	12,604,081
Photronics Inc (b)	617,570	12,573,725
Power Integrations Inc	570,875	27,698,855
Rambus Inc (b)	1,084,641	80,187,509
Rigetti Computing Inc Class A (b)(c)	2,845,130	41,254,385
Semtech Corp (b)	876,543	44,791,347
Silicon Laboratories Inc (b)	324,208	42,720,888
SiTime Corp (b)	212,154	43,035,439
SkyWater Technology Inc (b)(c)	264,468	2,366,989
Synaptics Inc (b)	391,761	24,563,415
Ultra Clean Holdings Inc (b)	448,721	10,105,197
Veeco Instruments Inc (b)(c)	575,276	11,954,235
		738,585,086
Software - 6.0%
8x8 Inc (b)	1,309,702	2,540,822
A10 Networks Inc	741,530	13,658,983
ACI Worldwide Inc (b)	1,060,510	45,135,306
Adeia Inc	1,092,678	14,150,180
Agilysys Inc (b)	260,428	29,709,626
Airship AI Holdings Inc Class A (b)(c)	202,353	1,050,212
Alarm.com Holdings Inc (b)	478,332	26,131,277
Alkami Technology Inc (b)	685,955	15,289,937
Amplitude Inc Class A (b)	876,743	10,722,567
Appian Corp Class A (b)	395,684	10,924,835
Arteris Inc (b)	280,569	2,766,410
Asana Inc Class A (b)	938,501	13,777,195
AudioEye Inc (b)(c)	80,571	1,032,115
AvePoint Inc Class A (b)	1,335,802	25,487,102
Bit Digital Inc (b)(c)	1,824,433	5,309,100
Bitdeer Technologies Group Class A (b)(c)	903,003	11,639,709
Blackbaud Inc (b)	384,834	25,945,508
BlackLine Inc (b)(c)	529,348	28,468,335
Blend Labs Inc Class A (b)	2,111,767	6,989,949
Box Inc Class A (b)(c)	1,411,472	45,308,251
Braze Inc Class A (b)	768,429	21,416,116
C3.ai Inc Class A (b)(c)	1,217,809	28,691,580
Cerence Inc (b)(c)	439,018	3,775,555
Cipher Mining Inc (b)(c)	2,666,770	14,560,564
Cleanspark Inc (b)(c)	2,791,524	31,739,628
Clear Secure Inc Class A	842,996	24,792,512
Clearwater Analytics Holdings Inc Class A (b)	2,482,022	50,285,766
Commvault Systems Inc (b)	445,013	84,530,220
Consensus Cloud Solutions Inc (b)	194,197	3,918,895
Core Scientific Inc (b)(c)	2,775,242	37,576,777
CoreCard Corp (b)(c)	56,218	1,627,511
CS Disco Inc (b)	239,799	952,002
Daily Journal Corp (b)(c)	12,790	5,110,628
Digimarc Corp (b)(c)	158,170	1,888,550
Digital Turbine Inc (b)(c)	1,023,703	5,579,181
Domo Inc Class B (b)	346,234	5,699,012
E2open Parent Holdings Inc Class A (b)	1,833,359	6,050,085
eGain Corp (b)	186,632	1,153,386
EverCommerce Inc (b)(c)	147,992	1,587,954
Expensify Inc Class A (b)	600,274	1,218,556
Five9 Inc (b)	768,463	19,849,399
Freshworks Inc Class A (b)	2,050,736	26,639,061
I3 Verticals Inc Class A (b)(c)	233,262	6,526,671
Intapp Inc (b)	557,598	22,331,800
InterDigital Inc	260,535	67,270,137
Jamf Holding Corp (b)	681,019	5,407,291
Kaltura Inc (b)	806,466	1,443,574
Life360 Inc (b)(c)	161,766	12,389,658
LiveRamp Holdings Inc (b)	650,141	21,337,628
MARA Holdings Inc (b)(c)	3,489,294	56,107,848
Meridianlink Inc (b)	321,439	5,136,595
Mitek Systems Inc (b)	447,764	4,038,831
N-able Inc/US (b)	727,740	5,880,139
NCR Voyix Corp (b)	1,398,054	19,041,495
NextNav Inc Class A (b)(c)	884,996	13,089,091
Olo Inc Class A (b)	1,159,830	12,155,018
ON24 Inc (b)(c)	369,422	1,832,333
OneSpan Inc	366,028	5,398,913
Ooma Inc (b)(c)	254,983	2,901,707
Pagaya Technologies Ltd Class A (b)(c)	422,546	12,697,507
PagerDuty Inc (b)	847,839	13,667,165
Porch Group Inc (b)	809,822	10,219,954
Progress Software Corp	430,681	20,707,142
PROS Holdings Inc (b)	438,762	6,884,176
Q2 Holdings Inc (b)	625,303	50,774,604
Qualys Inc (b)	367,465	48,898,568
Rapid7 Inc (b)	641,054	13,539,060
Red Violet Inc (c)	113,459	5,029,637
ReposiTrak Inc (c)	113,135	1,864,465
Rezolve AI PLC (c)	912,700	2,674,211
Rimini Street Inc (b)	490,902	2,356,330
Riot Platforms Inc (b)(c)	3,323,454	44,567,518
SEMrush Holdings Inc Class A (b)	464,418	4,161,185
Silvaco Group Inc (b)(c)	78,694	350,188
SoundHound AI Inc Class A (b)(c)	3,682,770	38,043,014
SoundThinking Inc (b)(c)	96,601	1,102,217
Sprinklr Inc Class A (b)	1,110,712	10,007,515
Sprout Social Inc Class A (b)	520,327	8,923,608
SPS Commerce Inc (b)	383,340	41,732,309
Synchronoss Technologies Inc (b)	108,562	794,674
Telos Corp (b)	549,900	1,413,243
Tenable Holdings Inc (b)	1,201,489	37,618,621
Terawulf Inc (b)(c)	2,678,914	13,823,196
Varonis Systems Inc (b)	1,109,392	61,937,355
Verint Systems Inc (b)	626,933	13,341,134
Vertex Inc Class A (b)	654,525	21,710,594
Viant Technology Inc Class A (b)(c)	157,555	2,284,548
Weave Communications Inc (b)	586,409	4,280,786
Workiva Inc Class A (b)	505,326	32,254,959
Xperi Inc (b)	448,758	2,701,523
Yext Inc (b)	1,038,440	8,432,133
Zeta Global Holdings Corp Class A (b)	1,892,753	29,621,584
		1,545,383,809
Technology Hardware, Storage & Peripherals - 0.6%
CompoSecure Inc Class A (b)(c)	442,655	6,290,128
Corsair Gaming Inc (b)	467,598	4,236,438
CPI Card Group Inc (b)	59,000	1,145,190
Diebold Nixdorf Inc (b)	255,015	14,354,794
Eastman Kodak Co (b)(c)	641,213	4,296,127
Immersion Corp	302,880	2,111,074
IonQ Inc (b)(c)	2,385,251	95,099,957
Quantum Computing Inc (b)(c)	1,158,932	17,198,551
Turtle Beach Corp (b)(c)	149,879	2,179,241
Xerox Holdings Corp (c)	1,199,108	4,856,387
		151,767,887
TOTAL INFORMATION TECHNOLOGY		3,533,189,941

Materials - 3.6%
Chemicals - 1.8%
AdvanSix Inc	265,214	5,336,106
American Vanguard Corp (b)	262,558	1,013,474
Arq Inc (b)	317,684	1,699,609
ASP Isotopes Inc (b)(c)	571,274	5,181,455
Aspen Aerogels Inc (b)(c)	666,798	5,107,673
Avient Corp	925,208	29,208,817
Balchem Corp	329,784	50,282,166
Cabot Corp	545,855	39,399,814
Chemours Co/The	1,518,755	18,194,685
Core Molding Technologies Inc (b)	83,643	1,391,820
Ecovyst Inc (b)	1,083,219	9,326,516
Flotek Industries Inc (b)(c)	142,039	1,711,570
Ginkgo Bioworks Holdings Inc Class A (b)(c)	391,404	5,143,049
Hawkins Inc	196,207	32,036,679
HB Fuller Co	550,421	30,933,660
Ingevity Corp (b)	365,257	15,264,090
Innospec Inc	252,720	20,192,328
Intrepid Potash Inc (b)	107,476	3,576,801
Koppers Holdings Inc	193,120	6,345,923
Kronos Worldwide Inc (c)	227,664	1,218,002
LSB Industries Inc (b)	538,271	4,160,835
Mativ Holdings Inc	545,509	3,611,270
Minerals Technologies Inc	320,790	18,653,939
Perimeter Solutions Inc	1,398,849	22,563,434
PureCycle Technologies Inc (b)(c)	1,305,168	17,502,303
Quaker Chemical Corp	140,776	16,107,590
Rayonier Advanced Materials Inc (b)	640,725	2,460,384
Sensient Technologies Corp	424,818	47,702,813
Solesence Inc (b)	187,069	641,646
Stepan Co	217,409	11,037,855
Trinseo PLC	340,320	908,654
Tronox Holdings PLC	1,211,735	3,865,435
Valhi Inc	25,965	407,650
		432,188,045
Construction Materials - 0.2%
Knife River Corp (b)	574,434	47,379,317
Smith-Midland Corp (b)(c)	27,255	947,656
United States Lime & Minerals Inc	108,564	10,810,803
		59,137,776
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA	1,421,481	5,629,065
Greif Inc Class A	291,674	18,500,882
Greif Inc Class B	11,856	778,346
Myers Industries Inc	375,540	5,501,661
O-I Glass Inc (b)	1,543,058	20,075,185
Ranpak Holdings Corp Class A (b)	465,839	1,700,311
TriMas Corp	334,298	11,944,468
		64,129,918
Metals & Mining - 1.3%
Alpha Metallurgical Resources Inc (b)	117,865	13,916,321
American Battery Technology Co (b)(c)	814,970	1,768,485
Ascent Industries Co (b)	75,738	971,718
Century Aluminum Co (b)(c)	525,369	11,127,315
Coeur Mining Inc (b)	6,439,577	55,959,924
Commercial Metals Co	1,139,085	59,072,948
Compass Minerals International Inc (b)	346,884	6,913,398
Constellium SE (b)	1,430,285	19,609,207
Contango ORE Inc (b)(c)	85,912	1,601,400
Dakota Gold Corp (b)	863,329	3,107,984
Ferroglobe PLC	1,201,552	5,082,565
Friedman Industries Inc	67,054	1,016,539
Hecla Mining Co	6,035,359	34,642,961
Idaho Strategic Resources Inc (b)(c)	126,843	2,080,225
Ivanhoe Electric Inc / US (b)(c)	863,329	8,253,425
Kaiser Aluminum Corp	161,739	12,504,042
Materion Corp	207,851	21,886,710
Metallus Inc (b)	367,885	5,812,583
NioCorp Developments Ltd (b)	522,803	1,474,304
Olympic Steel Inc	98,951	3,077,376
Perpetua Resources Corp (United States) (b)	463,045	6,991,980
Piedmont Lithium Inc (b)(c)	208,613	1,522,875
Ramaco Resources Inc Class A	357,779	7,280,803
Ryerson Holding Corp	273,158	5,627,055
SunCoke Energy Inc	861,484	6,366,367
Tredegar Corp (b)	259,432	2,259,653
United States Antimony Corp (b)(c)	921,083	2,818,514
US Gold Corp (b)(c)	110,520	1,129,514
Warrior Met Coal Inc	524,494	26,948,502
Worthington Steel Inc	330,604	10,090,034
		340,914,727
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	158,042	3,565,428
Magnera Corp (b)	332,986	4,145,676
Sylvamo Corp	346,647	15,970,027
		23,681,131
TOTAL MATERIALS		920,051,597

Real Estate - 6.0%
Diversified REITs - 0.6%
Alexander & Baldwin Inc	748,084	13,450,550
Alpine Income Property Trust Inc	140,152	1,969,136
American Assets Trust Inc	535,080	10,182,572
Armada Hoffler Properties Inc Class A	834,952	5,702,722
Broadstone Net Lease Inc Class A	1,944,165	31,573,240
CTO Realty Growth Inc	317,125	5,235,734
Essential Properties Realty Trust Inc	2,005,543	61,149,006
Gladstone Commercial Corp	479,549	6,306,069
Global Net Lease Inc	2,031,381	14,199,353
Modiv Industrial Inc Class C	103,005	1,478,122
NexPoint Diversified Real Estate Trust	374,174	1,642,624
One Liberty Properties Inc	195,724	4,380,303
		157,269,431
Health Care REITs - 1.0%
American Healthcare REIT Inc	1,601,678	61,888,839
CareTrust REIT Inc	1,906,047	60,612,295
Community Healthcare Trust Inc	285,538	4,388,719
Diversified Healthcare Trust	2,208,493	7,221,772
Global Medical REIT Inc	679,037	4,535,967
LTC Properties Inc	465,776	15,855,015
National Health Investors Inc	469,368	32,790,048
Sabra Health Care REIT Inc	2,404,841	43,359,283
Sila Realty Trust Inc (c)	569,544	13,919,655
Strawberry Fields REIT Inc	75,060	770,116
Universal Health Realty Income Trust	136,576	5,297,783
		250,639,492
Hotel & Resort REITs - 0.6%
Apple Hospitality REIT Inc	2,278,277	26,769,755
Braemar Hotels & Resorts Inc	604,210	1,329,261
Chatham Lodging Trust	475,807	3,245,003
DiamondRock Hospitality Co	2,109,615	16,286,228
Pebblebrook Hotel Trust	1,181,990	11,855,360
RLJ Lodging Trust	1,520,478	11,251,537
Ryman Hospitality Properties Inc	592,640	56,336,358
Service Properties Trust	1,563,385	4,111,703
Summit Hotel Properties Inc	1,117,531	5,833,512
Sunstone Hotel Investors Inc	1,949,438	17,057,583
Xenia Hotels & Resorts Inc	1,029,298	13,082,378
		167,158,678
Industrial REITs - 0.3%
Industrial Logistics Properties Trust	537,318	2,858,532
LXP Industrial Trust	2,967,943	23,031,238
Plymouth Industrial REIT Inc	429,624	6,238,140
Terreno Realty Corp	1,032,270	57,280,662
		89,408,572
Office REITs - 0.7%
Brandywine Realty Trust	1,770,980	7,083,920
City Office Reit Inc	409,316	2,840,653
COPT Defense Properties	1,153,510	31,467,753
Douglas Emmett Inc	1,636,408	24,807,945
Easterly Government Properties Inc	413,954	9,106,988
Empire State Realty Trust Inc Class A	1,394,370	10,095,239
Franklin Street Properties Corp	762,475	1,258,084
Hudson Pacific Properties Inc (b)	3,208,803	7,861,567
JBG SMITH Properties	746,356	15,807,820
NET Lease Office Properties (b)	147,420	4,892,870
Paramount Group Inc (b)	1,876,666	11,485,196
Peakstone Realty Trust	377,372	5,132,259
Piedmont Realty Trust Inc Class A1	1,261,704	9,538,482
Postal Realty Trust Inc Class A	240,015	3,290,606
SL Green Realty Corp	724,341	41,468,522
		186,137,904
Real Estate Management & Development - 0.6%
American Realty Investors Inc (b)	13,325	167,228
Anywhere Real Estate Inc (b)	1,056,585	4,881,423
Compass Inc Class A (b)	4,582,685	36,386,519
Cushman & Wakefield PLC (b)	2,325,685	28,350,100
Douglas Elliman Inc (b)	736,518	2,025,425
eXp World Holdings Inc	791,302	8,530,236
Forestar Group Inc (b)	196,014	4,861,147
FRP Holdings Inc (b)	114,578	3,024,859
Kennedy-Wilson Holdings Inc	1,221,090	8,938,379
Marcus & Millichap Inc	241,812	7,534,862
Maui Land & Pineapple Co Inc (b)(c)	68,935	1,172,584
Newmark Group Inc Class A	1,369,209	20,770,901
RE/MAX Holdings Inc Class A (b)	180,578	1,388,645
RMR Group Inc/The Class A	170,412	2,736,817
Seaport Entertainment Group Inc (b)(c)	74,332	1,714,839
St Joe Co/The	382,844	19,333,622
Stratus Properties Inc (b)(c)	67,363	1,073,429
Tejon Ranch Co (b)(c)	209,329	3,759,549
Transcontinental Realty Investors Inc (b)	19,021	779,861
		157,430,425
Residential REITs - 0.4%
Apartment Investment and Management Co Class A	1,312,435	11,037,578
BRT Apartments Corp	116,436	1,694,144
Centerspace	172,332	9,380,031
Clipper Realty Inc	149,039	518,656
Elme Communities	896,518	13,519,491
Independence Realty Trust Inc	2,346,527	39,351,258
NexPoint Residential Trust Inc	229,545	7,157,213
UMH Properties Inc	797,376	12,981,281
Veris Residential Inc	797,888	11,234,263
		106,873,915
Retail REITs - 1.3%
Acadia Realty Trust	1,337,197	25,032,328
Alexander's Inc	22,540	5,661,823
CBL & Associates Properties Inc	187,329	5,069,122
Curbline Properties Corp	981,938	21,700,830
FrontView REIT Inc	184,386	2,170,222
Getty Realty Corp	536,337	14,904,805
InvenTrust Properties Corp	790,758	21,801,198
Kite Realty Group Trust	2,233,447	49,091,165
Macerich Co/The	2,558,742	42,756,579
NETSTREIT Corp (c)	837,478	15,267,224
Phillips Edison & Co Inc	1,277,349	43,161,623
Saul Centers Inc	129,422	4,169,976
SITE Centers Corp	515,606	5,553,077
Tanger Inc	1,127,588	33,850,192
Urban Edge Properties	1,289,616	25,431,228
Whitestone REIT	464,509	5,662,365
		321,283,757
Specialized REITs - 0.5%
Farmland Partners Inc	421,386	4,411,911
Four Corners Property Trust Inc	1,018,775	25,713,881
Gladstone Land Corp	357,890	3,292,588
Outfront Media Inc	1,405,692	24,641,781
PotlatchDeltic Corp	792,402	32,401,319
Safehold Inc	575,573	8,052,266
Smartstop Self Storage REIT Inc	284,050	9,623,614
Uniti Group Inc (b)	2,385,954	12,693,275
		120,830,635
TOTAL REAL ESTATE		1,557,032,809

Utilities - 3.1%
Electric Utilities - 1.2%
ALLETE Inc	586,936	38,696,690
Genie Energy Ltd Class B	214,001	4,348,500
Hawaiian Electric Industries Inc (b)	1,751,287	18,773,797
MGE Energy Inc	370,483	31,468,826
Oklo Inc Class A (b)(c)	1,032,328	79,066,002
Otter Tail Corp	387,688	29,921,760
Portland General Electric Co	1,113,292	45,778,567
TXNM Energy Inc	929,783	52,802,377
		300,856,519
Gas Utilities - 0.9%
Chesapeake Utilities Corp	230,218	27,598,534
New Jersey Resources Corp	1,017,626	46,719,210
Northwest Natural Holding Co	409,042	16,328,957
ONE Gas Inc	603,119	43,846,751
RGC Resources Inc	85,328	1,718,505
Southwest Gas Holdings Inc	651,558	50,912,742
Spire Inc	580,602	43,237,431
		230,362,130
Independent Power and Renewable Electricity Producers - 0.2%
Hallador Energy Co (b)	310,747	5,481,577
Montauk Renewables Inc (b)(c)	680,022	1,475,647
Ormat Technologies Inc	613,577	54,859,920
		61,817,144
Multi-Utilities - 0.4%
Avista Corp	812,352	30,300,730
Black Hills Corp	731,472	42,264,452
Northwestern Energy Group Inc	623,069	33,458,805
Unitil Corp	161,939	8,352,814
		114,376,801
Water Utilities - 0.4%
American States Water Co	389,645	28,673,976
Cadiz Inc (b)(c)	547,803	1,742,014
California Water Service Group	603,381	27,435,734
Consolidated Water Co Ltd	151,835	4,416,880
Global Water Resources Inc	123,249	1,177,027
H2O America	321,900	15,544,551
Middlesex Water Co	180,865	9,332,634
Pure Cycle Corp (b)	194,517	1,906,267
York Water Co/The	145,948	4,416,386
		94,645,469
TOTAL UTILITIES		802,058,063

TOTAL UNITED STATES		24,744,030,764
TOTAL COMMON STOCKS (Cost $22,570,287,431)		25,767,754,070

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (g) (Cost $12,367,991)	4.25	12,397,000	12,367,412

Money Market Funds - 9.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	103,391,054	103,411,732
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	2,441,078,984	2,441,323,092
TOTAL MONEY MARKET FUNDS (Cost $2,544,716,862)			2,544,734,824

TOTAL INVESTMENT IN SECURITIES - 109.5% (Cost $25,127,372,284)	28,324,856,306
NET OTHER ASSETS (LIABILITIES) - (9.5)%	(2,450,195,764)
NET ASSETS - 100.0%	25,874,660,542

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Russell 2000 Index Contracts (United States)	1,089	Sep 2025	120,889,890	(276,336)	(276,336)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $16,217,762 or 0.1% of net assets.

(e)	Level 3 security
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,534,793.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $65,052,621.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	51,848,609	888,216,699	836,653,576	523,886	-	-	103,411,732	103,391,054	0.2%
Fidelity Securities Lending Cash Central Fund	2,048,610,113	1,912,703,597	1,519,990,618	7,515,025	-	-	2,441,323,092	2,441,078,984	9.0%
Total	2,100,458,722	2,800,920,296	2,356,644,194	8,038,911	-	-	2,544,734,824

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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